                                                SECURITIES ACT FILE NO. 33-52742
                                        INVESTMENT COMPANY ACT FILE NO. 811-7238

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]


                         Pre-Effective Amendment No.                         [ ]
                         Post-Effective Amendment No. 41                     [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


                                Amendment No. 43                             [X]


                             SUNAMERICA SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
               (Address of Principal Executive Offices) (Zip Code)

                                 (800.858.8850)
              (Registrant's Telephone Number, including area code)

                              Nori L. Gabert, Esq.
                    Vice President and Deputy General Counsel
                      AIG SunAmerica Asset Management Corp.
                           2929 Allen Parkway, A36-03
                              Houston, Texas 77019
                    (Name and Address for Agent for Service)

                                    Copy to:

                              Mallary Reznik, Esq.
                          AIG Retirement Services, Inc.
                        1 SunAmerica Center, Century City
                       Los Angeles, California 90067-6022

                             Margery K. Neale, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                            New York, New York 10019

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):


[X]  Immediately upon filing pursuant to paragraph (b) of Rule 485



[ ]  On (date), pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date), pursuant to paragraph (a)(1)


[ ]  75 days after filing pursuant to paragraph (a)(2)


[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          ---------------------------

                                   PROSPECTUS


                               September 1, 2006

                          ---------------------------

                            SUNAMERICA SERIES TRUST
                                (CLASS 3 SHARES)

                      --    AMERICAN FUNDS GROWTH SAST PORTFOLIO

                      --    AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO

                      --    AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO

                      --    AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



                                                               PAGE
SUNAMERICA SERIES TRUST.....................................     1
         A Quick Note about the Portfolios..................     1
         Introduction to the American Funds SAST
         Portfolios.........................................     1
         Master-Feeder Mutual Fund Structure................     1
         Portfolios and Master Funds........................     2
AMERICAN FUNDS GROWTH SAST PORTFOLIO........................     3
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO.................     6
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO.................     9
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO..............    12
PORTFOLIO DETAILS...........................................    16
         Additional Information about Investments,
         Investment Techniques and Risks....................    16
         Selective Disclosure of Portfolio Holdings.........    19
MANAGEMENT..................................................    20
         Investment Adviser to the Master Funds.............    20
         Investment Manager to the Portfolios...............    20
         Portfolio Management of the Master Funds...........    21
ACCOUNT INFORMATION.........................................    22
         Service (12b-1) Plan...............................    22
TRANSACTION POLICIES........................................    23
         Valuation of Shares................................    23
         Fair Valuation.....................................    23
         Buying and Selling Shares..........................    23
         Frequent Purchases and Redemptions of Shares.......    24
         Information about the Portfolios' Distributor......    24
         Payments in Connection with Distribution...........    25
LEGAL PROCEEDINGS...........................................    26
DIVIDEND POLICIES AND TAXES.................................    27
         Custodian, Transfer and Dividend Paying Agent......    27
FINANCIAL HIGHLIGHTS........................................    27
FOR MORE INFORMATION........................................    28



                                                         SunAmerica Series Trust

SUNAMERICA SERIES TRUST

--------------------------------------------------------------------------------

A QUICK NOTE ABOUT THE PORTFOLIOS

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. It provides you with an overview of SunAmerica Series Trust (the "Trust") and four of its separate investment series ("Portfolios") and their investment goals and principal investment strategies.

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"). "You" and "your" as used in this Prospectus refer to contract holders who invest in the Portfolios indirectly through their variable insurance contracts. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a variable insurance contract from one of the life insurance companies. This Prospectus offers Class 3 shares of each Portfolio.

You should be aware that the variable insurance contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a variable insurance contract and the Portfolios available to you in the prospectus that offers the variable insurance contracts, which accompanies this Prospectus.


The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for variable insurance contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees (the "Board") intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company Separate Accounts might withdraw their investments in a Portfolio. If that were to occur, the Portfolio might be forced to redeem some of its shares in the master fund in which it invests (as described under "Master-Feeder Mutual Fund Structure"); the master fund might in turn be forced to sell portfolio securities at disadvantageous prices.


INTRODUCTION TO THE AMERICAN FUNDS SAST PORTFOLIOS


This Prospectus provides information about four Portfolios offered by the Trust. The following sections summarize key information about the Portfolios, including information regarding their investment goals, principal investment strategies, principal risks, performance and fees. Each Portfolio's investment goal can be changed without shareholder approval. Use the Portfolio summaries to compare each Portfolio with other mutual funds. More detailed information about the risks and investment techniques of the Portfolios can be found in "Portfolio Details" herein.


The Portfolio summaries contain a discussion of the principal risks of investing in each Portfolio. As with any mutual fund, there can be no guarantee that a Portfolio will meet its goal or that a Portfolio's performance will be positive for any period of time.


Reading the Prospectus will help you to decide whether one of these Portfolios is the right investment for you. You should keep this Prospectus for future reference. Additionally, because these Portfolios are feeder funds in a master-feeder mutual fund structure, as described below, it is important that you read the enclosed Master Fund (as such term is defined below) prospectus which is provided to you along with this Prospectus.


MASTER-FEEDER MUTUAL FUND STRUCTURE


Each Portfolio described in this Prospectus operates as a "feeder fund," which means it does not buy individual securities directly. Instead, it invests all or substantially all of its investment assets in another mutual fund, the "master fund," which invests directly in individual securities. Each such master fund (each a "Master Fund" and, collectively, the "Master Funds") is a portfolio offered by American Funds Insurance Series(R) ("American Funds(R)"). Therefore, each Portfolio has the same investment goal and limitations as its corresponding Master Fund in which it invests and the investment return of each Portfolio corresponds directly to that of its Master Fund. The differences in investment goals and policies among each of the four Master Funds can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject.



As feeder funds, the Portfolios do not pay their investment adviser for portfolio management services because each Portfolio's assets are invested in its respective Master Fund's portfolio which is managed by Capital Research and Management Company ("Capital Research"), the Master Funds' investment adviser. Under the master-feeder structure, however, each Portfolio may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Portfolio in another pooled investment entity (i.e., another master fund); (2) electing to have AIG SAAMCo, the Portfolios' investment manager, manage the Portfolio either directly or with a subadviser under the Trust's investment advisory and management agreement with AIG SAAMCo; or (3) taking any other appropriate action. The Trust has entered into an investment advisory and management agreement with AIG SAAMCo pursuant to which AIG SAAMCo will provide the services set forth below so long as a Portfolio is a "feeder fund" investing into a Master Fund and provides that AIG SAAMCo will



                                                         SunAmerica Series Trust
provide portfolio management for a Portfolio if the Portfolio ceases to operate as a "feeder fund."



AIG SAAMCo currently is waiving a portion of its advisory fee for each Portfolio because it is not providing portfolio management services to the Portfolios. If a Portfolio were to withdraw its entire investment from its corresponding Master Fund and the board approved AIG SAAMCo as the investment manager for the Portfolio, AIG SAAMCo would provide portfolio management services to the Portfolio, the current fee waiver would terminate and AIG SAAMCO would receive its full contractual advisory fee for that Portfolio, effectively increasing the advisory fee payable by the Portfolio, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between AIG SAAMCo and the Trust at that time. See "Investment Manager to the Portfolios" for a more complete discussion of the advisory fee arrangements.



AIG SAAMCo, will provide those services for the Portfolios that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services will include, but are not limited to, monitoring the ongoing investment performance of the Master Funds, monitoring the Portfolios' other service providers, facilitating the distribution of Master Fund shareholder materials to Portfolio shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Portfolios with respect to their investment in the corresponding Master Funds.


Investment of each Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Portfolio and a shareholder vote is not required for any Portfolio to withdraw its entire investment from its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio.

The Board considered that the Portfolios will bear their own portfolio expenses as well as their pro rata share of each Portfolio's corresponding Master Fund fees and expenses. Because each Portfolio invests all or substantially all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of both the Portfolio and the Master Fund in which it invests, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of other Trust portfolios and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom, like each Portfolio, will pay their proportionate share of the Master Fund's expenses. The expenses and, correspondingly, the returns of other shareholders of the Master Funds may differ from those of the Portfolios. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Master Fund shareholder, including the Portfolios.


Information about the Master Funds and Capital Research is provided with their permission and is based on information provided by Capital Research or derived from the American Funds.


PORTFOLIOS AND MASTER FUNDS

Each Master Fund is a portfolio offered by American Funds. Each Portfolio's corresponding Master Fund is listed below:


                                          AMERICAN FUNDS
       TRUST FEEDER FUND                   MASTER FUND
       -----------------                  --------------
         American Funds                   American Funds
     Growth SAST Portfolio                 Growth Fund
         American Funds                   American Funds
  Global Growth SAST Portfolio          Global Growth Fund
         American Funds                   American Funds
  Growth-Income SAST Portfolio          Growth-Income Fund
         American Funds                   American Funds
Asset Allocation SAST Portfolio       Asset Allocation Fund



This Prospectus explains the investment goal, risks and strategy of each of the Portfolios of the Trust, which correspond to each Portfolio's respective Master Fund, offered in this Prospectus. Your copy of the Master Funds' prospectus also explains the Master Funds' investment goal, strategies and risks.



SunAmerica Series Trust

AMERICAN FUNDS GROWTH SAST PORTFOLIO

--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Portfolio's investment goal is growth. The Portfolio attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth Fund (the "Master Growth Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund seeks to make shareholders' investments grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment goal, the Master Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Master Growth Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.

The Master Growth Fund is designed for investors seeking capital appreciation principally through investment in stocks. Investors in the Portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations as the growth-oriented, equity-type securities generally purchased by the Master Growth Fund may involve large price swings and potential for loss.

Investment of the Portfolio's assets in the Master Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Growth Fund.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


The following section describes the principal risks of the Portfolio, while the section entitled "Portfolio Details - Additional Information about Investments, Investment Techniques and Risks" describes various additional risks.


RISKS OF INVESTING IN EQUITY SECURITIES
The Portfolio invests primarily (through its investment in the Master Growth
Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well in circumstances under which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Growth Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

RISKS OF INVESTING IN GROWTH STOCKS

Growth stocks are historically volatile, which will affect the Master Growth Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.


RISKS OF INVESTING INTERNATIONALLY

The Master Growth Fund may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.


RISKS OF INVESTING IN SMALLER COMPANIES
Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies.

MASTER-FEEDER STRUCTURE

Other "feeder" funds may also invest in the Master Growth Fund. As shareholders of the Master Growth Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Growth Fund. Feeder funds with a greater pro rata ownership in the Master Growth Fund could have effective voting control of the operations of the Master Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth Fund borne by the remaining feeder fund shareholders, including the Portfolio.


ADDITIONAL PRINCIPAL RISKS
Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

You should also refer to the Master Growth Fund's prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Growth Fund also are available free of charge upon request.

PERFORMANCE

Performance information for the Portfolio is not provided because the Portfolio had not completed one full calendar year of operation as of the date of this Prospectus.

The performance in the bar chart and table below provide some indication of the risks of investing in the Master


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------


Growth Fund; the risks of investing in the Portfolio are substantially similar. Remember, however, that the past performance of the Master Fund is not necessarily an indication of how the Portfolio or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Growth Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the Class 3 shares of the Portfolio shown in the Fees and Expenses table. The table shows the average annual total returns of Class 1 shares of the Master Growth Fund, adjusted to reflect the estimated expenses of the Class 3 shares of the Portfolio for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.


ANNUAL TOTAL RETURNS - CLASS 1 SHARES
OF THE MASTER GROWTH FUND
(Years Ended December 31)

(BAR CHART)

1996                                                                             12.63
1997                                                                             29.32
1998                                                                             34.74
1999                                                                             56.69
2000                                                                              4.08
2001                                                                            -18.46
2002                                                                            -24.74
2003                                                                             36.35
2004                                                                             12.07
2005                                                                             15.08



BEST QUARTER:  30.59% - 4TH QTR. OF 1999


WORST QUARTER:  -27.25% - 3RD QTR. OF 2001



AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005:



                            1 Year   5 Years   10 Years
                            ------   -------   --------
Class 3 shares(1)           15.78%    1.66%     13.27%
S&P 500 Index(2)             4.91%    0.54%      9.07%
Lipper Capital
  Appreciation Funds
  Index(3)                   7.96%    0.15%      7.28%
Lipper Growth Funds
  Index(4)                   7.24%   -1.36%      7.26%


(1) The Portfolio had not completed one full calendar year of operation as of the date of this Prospectus. Performance information shown is that of the Master Growth Fund as adjusted to reflect the estimated expenses of Class 3 shares of the Portfolio.

(2) The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

(3) The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


(4) The Lipper Growth Funds Index is an equally weighted index of growth funds. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay when buying and holding shares of the Portfolio. The table reflects the aggregate expenses of both the Master Fund and the Portfolio. Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.



                                                Master-Feeder
                                                    Total
                                           Expenses(1),(2),(3),(4)
                                           -----------------------
                                                   Class 3
                                           -----------------------
Management Fees                                      1.18%(5)
------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees             0.25%
------------------------------------------------------------------
Other Expenses                                       0.22%(6)
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses            1.65%
------------------------------------------------------------------
Less Fee Waiver/ Reimbursement                       0.60%(7)
------------------------------------------------------------------
Net Annual Portfolio Operating Expenses              1.05%(7)
------------------------------------------------------------------



(1) Fees and expenses at the Portfolio level for its Class 3 shares are as follows: Management Fee: 0.85%; Distribution and/or Service (12b-1) Fee:
    0.25%; Other Expenses: 0.20%; Total Annual Portfolio Operating Expenses:
    1.30%; Net Annual Portfolio Operating Expenses: 0.70%. "Other Expenses" are based on estimated amounts for the full 2007 fiscal year.



(2) Capital Research, the Master Fund's investment adviser, began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total Annual Portfolio Operating Expenses do not reflect this waiver.



(3) Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.33%; Distribution and/or Service (12b-1) Fee:
    None; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses:
    0.35%.



(4) Pursuant to an agreement among Capital Research, AIG SunAmerica Capital Services, Inc. (the "Distributor"), AIG SunAmerica Life Assurance Company ("ASLAC"), First Sun America Life Insurance Company ("FSA") and American Funds Distributors, Inc., American Funds' principal underwriter ("AFD"), ASLAC and FSA, and not the Portfolio, will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by ASLAC or FSA through investment by the Portfolio in the Master Fund.



SunAmerica Series Trust

--------------------------------------------------------------------------------


(5) AIG SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolio is part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.



(6) "Other Expenses" are based on estimated amounts for the full fiscal year.



(7) AIG SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio does not exceed 0.70% of the Portfolio's expenses. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. The voluntary waivers and/or reimbursements are subject to recoupment by AIG SAAMCo from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to AIG SAAMCo and maintain the foregoing voluntary expense limitations.



EXAMPLE(1)


This Example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Portfolio with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Portfolio's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:


                                        1 Year   3 Years
                                        ------   -------
Class 3 shares*                          $107     $334


(1) The Example reflects the aggregate expenses of both the Master Fund and the Portfolio.


* The Example does not take into account voluntary fee waivers and/or expense reimbursements by AIG SAAMCo. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.



                                                         SunAmerica Series Trust

AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES


The Portfolio's investment goal is growth. The Portfolio attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund (the "Master Global Growth Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund seeks to make shareholders' investments grow over time by investing primarily in common stocks of companies located around the world, including companies located in emerging markets. The Master Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations as the growth-oriented, equity-type securities generally purchased by the Master Global Growth Fund may involve large price swings and potential for loss.


Investment of the Portfolio's assets in the Master Global Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Global Growth Fund.

PRINCIPAL RISKS OF INVESTING
IN THE PORTFOLIO


The following section describes the principal risks of the Portfolio, while the section entitled "Portfolio Details - Additional Information about Investments, Investment Techniques and Risks" describes various additional risks.


RISKS OF INVESTING IN EQUITY SECURITIES
The Portfolio invests primarily (through its investment in the Master Global Growth Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well in circumstances under which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Global Growth Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

RISKS OF INVESTING IN GROWTH STOCKS

Growth stocks are historically volatile, which will affect the Master Global Growth Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.


RISKS OF INVESTING INTERNATIONALLY
The Master Global Growth Fund may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES
The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.


MASTER-FEEDER STRUCTURE


Other "feeder" funds may also invest in the Master Global Growth Fund. As shareholders of the Master Global Growth Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Global Growth Fund. Feeder funds with a greater pro rata ownership in the Master Global Growth Fund could have effective voting control operations of the Master Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Portfolio.


ADDITIONAL PRINCIPAL RISKS
Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

You should also refer to the Master Global Growth Fund's prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Global Growth Fund also are available free of charge upon request.


SunAmerica Series Trust

--------------------------------------------------------------------------------

PERFORMANCE

Performance information for the Portfolio is not provided because the Portfolio had not completed one full calendar year of operation as of the date of this Prospectus.


The performance in the bar chart and table below provide some indication of the risks of investing in the Master Global Growth Fund; the risks of investing in the Portfolio are substantially similar. Remember, however, that the past performance of the Master Fund is not necessarily an indication of how the Portfolio or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Global Growth Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the Class 3 shares of the Portfolio shown in the Fees and Expenses table. The table shows the average annual total returns of Class 1 shares of the Master Global Growth Fund, adjusted to reflect the estimated expenses of the Class 3 shares of the Portfolio for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.


ANNUAL TOTAL RETURNS -- CLASS 1 SHARES
OF THE MASTER GLOBAL GROWTH FUND
(Years Ended December 31)

(BAR CHART)

1998                                                                             28.23
1999                                                                             68.97
2000                                                                            -19.24
2001                                                                            -14.53
2002                                                                            -15.00
2003                                                                             34.80
2004                                                                             13.08
2005                                                                             13.66


BEST QUARTER:  40.87% - 4TH QTR. OF 1999



WORST QUARTER:  -20.52% - 3RD QTR. OF 2001



AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005:



                                              Since
                                            Inception
                                            (April 30,
                            1 Yr    5 Yrs     1997)
                           ------   -----   ----------
Class 3 shares(1)          13.66%   4.71%     10.52%
MSCI World Index(2)        10.02%   2.64%      6.59%
Lipper Global Funds
  Index(3)                 11.89%   2.96%      6.99%


(1) The Portfolio had not completed one full calendar year of operation as of the date of this Prospectus. Performance information shown is that of the Master Global Growth Fund as adjusted to reflect the estimated expenses of Class 3 shares of the Portfolio.

(2) The Morgan Stanley Capital International (MSCI) World Index is a market capitalization-weighted index that measures 23 major stock markets throughout the world, including the United States. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

(3) The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. Securities as well. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES


This table describes the fees and expenses that you may pay when buying and holding Class 3 shares of the Portfolio. The table reflects the aggregate expenses of both the Master Fund and the Portfolio. Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.



                                                 Master-Feeder
                                                     Total
                                            Expenses(1),(2),(3),(4)
                                            -----------------------
                                                    Class 3
                                            -----------------------
Management Fees                                       1.53%(5)
-------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees              0.25%
-------------------------------------------------------------------
Other Expenses                                        0.24%(6)
-------------------------------------------------------------------
Total Annual Portfolio Operating Expenses             2.02%
-------------------------------------------------------------------
Less Fee Waiver/Reimbursement                         0.70%(7)
-------------------------------------------------------------------
Net Annual Portfolio Operating Expenses               1.32%(7)
-------------------------------------------------------------------



(1) Fees and expenses at the Portfolio level for its Class 3 shares are as follows: Management Fee: 0.95%; Distribution and/or Service (12b-1) Fee:
    0.25%; Other Expenses: 0.20%; Total Annual Portfolio Operating Expenses:
    1.40%; Net Annual Portfolio Operating Expenses: 0.70%. "Other Expenses" are based on estimated amounts for the full 2007 fiscal year.


(2) Capital Research, the Master Fund's investment adviser, began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. The waiver may be


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------


    terminated at any time at the discretion of Capital Research. Total Annual Portfolio Operating Expenses do not reflect this waiver.



(3) Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.58%; Distribution and/or Service (12b-1) Fee:
    None; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses:
    0.62%.



(4) Pursuant to an agreement among Capital Research, the Distributor, ASLAC, FSA and AFD, ASLAC and FSA, and not the Portfolio, will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by ASLAC or FSA through investment by the Portfolio in the Master Fund.


(5) AIG SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.70% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolio is part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

(6) "Other Expenses" are based on estimated amounts for the full fiscal year.



(7) AIG SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio does not exceed 0.70% of the Portfolio's expenses. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. The voluntary waivers and/or reimbursements are subject to recoupment by AIG SAAMCo from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to AIG SAAMCo and maintain the foregoing voluntary expense limitations.



EXAMPLE(1)


This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of the Portfolio with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Portfolio's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:


                                              1 Year   3 Years
                                              ------   -------
Class 3 shares*                                $134     $418


(1) The Example reflects the aggregate expenses of both the Master Fund and the Portfolio.

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by AIG SAAMCo. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.


SunAmerica Series Trust

AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO

--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES


The Portfolio's investment goal is growth and income. The Portfolio attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund (the "Master Growth-Income Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund seeks to make investors' investments grow and provide them with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor's ("S&P") 500 Composite Index. The Master Growth-Income Fund may also invest in bonds.


The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Investment of the Portfolio's assets in the Master Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Growth-Income Fund.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


The following section describes the principal risks of the Portfolio, while the section entitled "Portfolio Details - Additional Information about Investments, Investment Techniques and Risks" describes various additional risks.


RISKS OF INVESTING IN EQUITY SECURITIES
The Portfolio invests primarily (through its investment in the Master Growth-Income Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well in circumstances under which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Growth-Income Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

RISKS OF INVESTING IN GROWTH STOCKS

Growth stocks are historically volatile, which will affect the Master Growth-Income Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.


RISKS OF INVESTING INTERNATIONALLY
The Master Growth-Income Fund may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.


RISKS OF INVESTING IN BONDS

The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Master Growth-Income Fund is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Master Growth-Income Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

INTEREST RATE FLUCTUATION RISK
The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

CREDIT QUALITY RISK
The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

MASTER-FEEDER STRUCTURE

Other "feeder" funds may also invest in the Master Growth-Income Fund. As shareholders of the Master Growth-Income Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Growth-Income Fund. Feeder funds with a greater pro rata ownership in the Master Growth-Income Fund could have effective voting control operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Portfolio.



                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

ADDITIONAL PRINCIPAL RISKS
Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

You should also refer to the Master Growth-Income Fund's prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Growth-Income Fund also are available free of charge upon request.

PERFORMANCE

Performance information for the Portfolio is not provided because the Portfolio had not completed one full calendar year of operation as of the date of this Prospectus.


The performance in the bar chart and table below provide some indication of the risks of investing in the Master Growth-Income Fund; the risks of investing in the Portfolio are substantially similar. Remember, however, that the past performance of the Master Fund is not necessarily an indication of how the Portfolio or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Growth-Income Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the Class 3 shares of the Portfolio shown in the Fees and Expenses table. The table shows the average annual total returns of Class 1 shares of the Master Growth-Income Fund, adjusted to reflect the estimated expenses of the Class 3 shares of the Portfolio for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.



ANNUAL TOTAL RETURNS - CLASS 1 SHARES
OF THE MASTER GROWTH-INCOME FUND


(Years Ended December 31)

(BAR CHART)

1996                                                                             17.99
1997                                                                             25.09
1998                                                                             17.65
1999                                                                             10.80
2000                                                                              7.58
2001                                                                              2.14
2002                                                                            -18.66
2003                                                                             32.96
2004                                                                              9.97
2005                                                                              5.43


BEST QUARTER:  18.74% - 4TH QTR. OF 1998



WORST QUARTER:  -18.78% - 3RD QTR. OF 2002



AVERAGE ANNUAL TOTAL RETURNS


AS OF DECEMBER 31, 2005:



                                 1 Year   5 Years   10 Years
                                 ------   -------   --------
Class 3 shares(1)                5.43%     4.91%     10.16%
S&P 500 Index(2)                 4.91%     0.54%      9.07%
Lipper Growth and Income Funds
  Index(3)                       6.82%     2.92%      8.47%


(1) The Portfolio had not completed one full calendar year of operations as of the date of this Prospectus. Performance information shown is that of the Master Growth-Income Fund as adjusted to reflect the estimated expenses of Class 3 shares of the Portfolio.

(2) The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

(3) The Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES


This table describes the fees and expenses that you may pay when buying and holding Class 3 shares of the Portfolio. The table reflects the aggregate expenses of both the Master Fund and the Portfolio. Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges



SunAmerica Series Trust

--------------------------------------------------------------------------------

and other expenses are described in the variable insurance contract's prospectus.


                                                 Master-Feeder
                                                     Total
                                            Expenses(1),(2),(3),(4)
                                            -----------------------
                                                    Class 3
                                            -----------------------
Management Fees                                       1.13%(5)
-------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees              0.25%
-------------------------------------------------------------------
Other Expenses                                        0.21%(6)
-------------------------------------------------------------------
Total Annual Portfolio Operating Expenses             1.59%
-------------------------------------------------------------------
Less Fee Waiver/Reimbursement                         0.60%(7)
-------------------------------------------------------------------
Net Annual Portfolio Operating Expenses               0.99%(7)
-------------------------------------------------------------------



(1) Fees and expenses at the Portfolio level for its Class 3 shares are as follows: Management Fee: 0.85%; Distribution and/or Service (12b-1) Fee:
    0.25%; Other Expenses: 0.20%; Total Annual Portfolio Operating Expenses:
    1.30%; Net Annual Portfolio Operating Expenses: 0.70%. "Other Expenses" are based on estimated amounts for the full 2007 fiscal year.



(2) Capital Research, the Master Fund's investment adviser, began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total Annual Portfolio Operating Expenses do not reflect this waiver.



(3) Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee:
    None; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses:
    0.29%.



(4) Pursuant to an agreement among Capital Research, the Distributor, ASLAC, FSA and AFD, ASLAC and FSA, and not the Portfolio, will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by ASLAC or FSA through investment by the Portfolio in the Master Fund.



(5) AIG SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolio is part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.



(6) "Other Expenses" are based on estimated amounts for the full fiscal year.



(7) AIG SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio does not exceed 0.70% of the Portfolio's expenses. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. The voluntary waivers and/or reimbursements are subject to recoupment by AIG SAAMCo from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to AIG SAAMCo and maintain the foregoing voluntary expense limitations.



EXAMPLE(1)


This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of the Portfolio with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Portfolio's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:


                                        1 Year   3 Years
                                        ------   -------
Class 3 shares*                          $101     $315


(1) The Example reflects the aggregate expenses of both the Master Fund and the Portfolio.

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by AIG SAAMCo. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.


                                                         SunAmerica Series Trust

AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO

--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES


The Portfolio's investment goal is high total return (including income and capital gains) consistent with the preservation of capital over the long term. The Portfolio attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Asset Allocation Fund (the "Master Asset Allocation Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term fixed income securities, mortgage-backed and other pass-through securities and money market instruments (fixed income securities maturing in one year or less), the combination of which will be varied from time to time in response to changing market and economic trends.


The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States which are not included in Standard & Poor's ("S&P") 500 Index, and up to 5% of its assets in fixed income securities of non-U.S. issuers. In addition, the Master Asset Allocation Fund may invest up to 25% of its fixed income assets in lower quality fixed income securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality (commonly referred to as "junk bonds")).

In seeking to pursue its investment goal, the Master Asset Allocation Fund will vary its mix of equity securities, fixed income securities and money market instruments. Under normal market conditions, the Master Asset Allocation Fund's investment adviser expects (but is not required) to maintain a flexible investment mix falling within the following ranges: 40% - 80% in equity securities; 20% - 50% in fixed income securities; and 0% to 40% in money market instruments. As of December 31, 2005 the Master Asset Allocation Fund was approximately 72% invested in equity securities, 23% invested in fixed income securities and 5% invested in money market instruments. The proportion of equity, fixed income and money market securities held by the Master Asset Allocation Fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund is designed for investors seeking above-average total return.

Investment of the Portfolio's assets in the Master Asset Allocation Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Asset Allocation Fund.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


The following section describes the principal risks of the Portfolio, while the section entitled "Portfolio Details - Additional Information about Investments, Investment Techniques and Risks" describes various additional risks.


RISKS OF INVESTING IN EQUITY SECURITIES
The Portfolio invests primarily (through its investment in the Master Asset Allocation Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well in circumstances under which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Asset Allocation Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

RISKS OF INVESTING IN GROWTH STOCKS

Growth stocks are historically volatile, which will affect the Master Asset Allocation Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.


RISKS OF INVESTING IN BONDS
The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Master Asset Allocation Fund is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Master Asset Allocation Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only

SunAmerica Series Trust

--------------------------------------------------------------------------------

as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

INTEREST RATE FLUCTUATION RISK
The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

CREDIT QUALITY RISK

The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue lower-rated securities ("junk bonds"). In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.


RISKS OF INVESTING IN JUNK BONDS
Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Master Asset Allocation Fund to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Master Asset Allocation Fund to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

RISKS OF INVESTING INTERNATIONALLY
The Master Asset Allocation Fund may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.


PREPAYMENT RISK

Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Master Asset Allocation Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Master Asset Allocation Fund may exhibit price characteristics of longer-term debt securities.

MASTER-FEEDER STRUCTURE

Other "feeder" funds may also invest in the Master Asset Allocation Fund. As shareholders of the Master Asset Allocation Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Asset Allocation Fund. Feeder funds with a greater pro rata ownership in the Master Asset Allocation Fund could have effective voting control operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Portfolio.


ADDITIONAL PRINCIPAL RISKS
Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

You should also refer to the Master Asset Allocation Fund's prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Asset Allocation Fund also are available free of charge upon request.

PERFORMANCE

Performance information for the Portfolio is not provided because the Portfolio had not completed one full calendar year of operation as of the date of this Prospectus.


The performance in the bar chart and table below provide some indication of the risks of investing in the Master Asset Allocation Fund; the risks of investing in the Portfolio are substantially similar. Remember, however, that the past performance of the Master Fund is not necessarily an indication of how the Portfolio or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Asset Allocation Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the Class 3 shares of the Portfolio shown in the Fees and Expenses table. The table shows the average annual total returns of Class 1 shares of the Master Asset Allocation Fund, adjusted to reflect the estimated expenses of the Class 3 shares of the Portfolio for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.



                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------


ANNUAL TOTAL RETURNS - CLASS 1 SHARES
OF THE MASTER ASSET ALLOCATION FUND


(Years Ended December 31)



                                  (BAR CHART)

1996                                          15.02%
1997                                          19.70%
1998                                          12.40%
1999                                           6.56%
2000                                           3.93%
2001                                           0.11%
2002                                         -12.77%
2003                                          21.36%
2004                                           7.77%
2005                                           8.74%


---------------


BEST QUARTER:  12.07% - 2ND QTR. OF 2003


WORST QUARTER:  -12.43% - 3RD QTR. OF 2002



AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005:



                            1 Year   5 Years   10 Years
                            ------   -------   --------
Class 3 shares(1)            8.74%    4.43%      7.85%
S&P 500 Index(2)             4.91%    0.54%      9.07%
Lehman Brothers Aggregate
  Bond Index(3)              2.43%    5.87%      6.16%


(1) The Portfolio had not completed one full calendar year of operation as of the date of this Prospectus. Performance information shown is that of the Master Asset Allocation Fund as adjusted to reflect the estimated expenses of Class 3 shares of the Portfolio.

(2) The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

(3) The Lehman Brothers Aggregate Bond Index represents the U.S.
    investment-grade fixed-rate bond market. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES


This table describes the fees and expenses that you may pay when buying and holding Class 3 shares of the Portfolio. The table reflects the aggregate expenses of both the Master Fund and the Portfolio. Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.



                                                 Master-Feeder
                                                     Total
                                            Expenses(1),(2),(3),(4)
                                            -----------------------
                                                    Class 3
                                            -----------------------
Management Fees                                       1.19%(5)
-------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees              0.25%
-------------------------------------------------------------------
Other Expenses                                        0.21%(6)
-------------------------------------------------------------------
Total Annual Portfolio Operating Expenses             1.65%
-------------------------------------------------------------------
Less Fee Waiver/Reimbursement                         0.60%(7)
-------------------------------------------------------------------
Net Annual Portfolio Operating Expenses               1.05%(7)
-------------------------------------------------------------------



(1) Fees and expenses at the Portfolio level for its Class 3 shares are as follows: Management Fee: 0.85%; Distribution and/or Service (12b-1) Fee:
    0.25%; Other Expenses: 0.20%; Total Annual Portfolio Operating Expenses:
    1.30%; Net Annual Portfolio Operating Expenses: 0.70%. "Other Expenses" are based on estimated amounts for the full 2007 fiscal year.



(2) Capital Research, the Master Fund's investment adviser, began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. The waiver may be terminated at any time at the discretion of Capital Research. Total Annual Portfolio Operating Expenses do not reflect this waiver.



(3) Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.34%; Distribution and/or Service (12b-1) Fee:
    None; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses:
    0.35%.



(4) Pursuant to an agreement among Capital Research, the Distributor, ASLAC, FSA and AFD, ASLAC and FSA, and not the Portfolio, will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by ASLAC or FSA through investment by the Portfolio in the Master Fund.



(5) AIG SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolio is part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.



(6) "Other Expenses" are based on estimated amounts for the full fiscal year.



(7) AIG SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio does not exceed 0.70% of the Portfolio's expenses. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. The voluntary waivers and/or reimbursements are subject to recoupment by AIG SAAMCo from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to AIG SAAMCo and maintain the foregoing voluntary expense limitations.


SunAmerica Series Trust

--------------------------------------------------------------------------------


EXAMPLE(1)


This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of this Portfolio with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Portfolio's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:


                                        1 Year   3 Years
                                        ------   -------
Class 3 shares*                          $107     $334


(1) The Example reflects the aggregate expenses of both the Master Fund and the Portfolio.

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by AIG SAAMCo. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.


                                                         SunAmerica Series Trust

PORTFOLIO DETAILS
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS



The Master Funds may use other investments and techniques in an effort to increase returns, protect assets or diversify investments. The Statement of Additional Information ("SAI") for the Portfolios contains additional information about the Master Funds' other investment techniques. For information on how to obtain an SAI, see the back cover. When you request a copy of the Portfolios' SAI, you will also receive a copy of the Master Funds' SAI free of charge.



ACTIVE TRADING (All four Master Funds) - A strategy used whereby a Master Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne indirectly pro rata by a Portfolio. In addition, because a Master Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. Under certain market conditions, the investment policies of Master Asset Allocation Fund may result in higher portfolio turnover than those of the other Master Funds, although no Master Fund's annual portfolio turnover is expected to exceed 100%.



CURRENCY VOLATILITY (All four Master Funds) - The value of a Master Fund's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Master Fund's non-U.S. dollar denominated securities.



DEFENSIVE INVESTMENTS (All four Master Funds) - Each Master Fund will also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a Master Fund may hold all, or a significant portion, of its assets in cash or money market instruments. When a Master Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Master Fund may not achieve its investment goal.



DEPOSITARY RECEIPTS (All four Master Funds) - The Master Funds invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.



EQUITY SECURITIES (All four Master Funds) - Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:



    - Convertible Securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.


    - Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

    - Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.


FIXED INCOME SECURITIES (All four Master Funds) - Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to



SunAmerica Series Trust
security holders. Investments in fixed income securities include:

    - Agency Discount Notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

    - Corporate Debt Instruments (Bonds, Notes and Debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

    - An Investment Grade Fixed Income Security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by Capital Research). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

    - A Junk Bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

    - Pass-Through Securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced
      (TBA) mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

    - Preferred Stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

    - U.S. Government Securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

    - Zero-Coupon Bonds. Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.


EMERGING MARKET COUNTRIES RISK (All Master Funds except Master Global Growth Fund in which this is a principal risk) - The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.



FOREIGN EXPOSURE (All four Master Funds) - Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities.



FORWARD CURRENCY CONTRACT RISK (All four Master Funds) - Master Growth Fund, Master Global Growth Fund and Master Asset Allocation Fund can enter into forward currency contracts to protect against changes in currency exchange rates. Master Growth-Income Fund does not currently intend to engage in any such transactions other than purchasing and selling foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the Master Funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The Master Funds will not generally attempt to protect against all potential changes in exchange rates. The Master Funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and Exchange Commission ("SEC"). To the extent a forward currency contract is used to hedge another position in a Master Fund, the Master Fund will be exposed to the risks associated with hedging. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are



                                                         SunAmerica Series Trust
sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.


ILLIQUID/RESTRICTED SECURITIES (All four Master Funds) - These securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.



ILLIQUIDITY RISK (All four Master Funds) - There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.



LARGE CAP COMPANIES RISK (All four Master Funds) - Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Master Fund's value may not rise as much as the value of portfolios that emphasize smaller cap companies.



MARKET VOLATILITY (All four Master Funds) - The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Master Fund's portfolio. Individual stocks are affected by many factors, including:


 --   corporate earnings,

 --   production,

 --   management,

 --   sales, and

 -- market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.


REPURCHASE AGREEMENTS (All four Master Funds) - The Master Funds may enter into repurchase agreements under which the Master Funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the Master Funds' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. If the seller under the repurchase agreement defaults, a Master Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by a Master Fund may be delayed or limited.



SECURITIES SELECTION RISK (All four Master Funds) - A strategy used by a Master Fund, or securities selected by its portfolio manager, may fail to produce the intended return.



SHORT-TERM INVESTMENTS (All four Master Funds) - Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Master Fund with sufficient liquidity to meet redemptions and cover expenses.



SMALL (Master Growth Fund, Master Growth-Income Fund and Master Asset Allocation
Fund) AND MEDIUM SIZED (All four Master Funds) COMPANIES RISK - Master Growth Fund, Master Growth-Income Fund and Master Asset Allocation Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). Capital Research believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies. In addition, small and medium sized companies may be traded in over-the-counter
(OTC) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the Master Funds' non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.



UNSEASONED COMPANIES (All four Master Funds) - Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.



SunAmerica Series Trust

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS


THE PORTFOLIOS
A description of the Portfolios' policies and procedures regarding the release of portfolio holdings information is available in the Portfolios' SAI. However, under the master-feeder structure, each Portfolio's sole or primary portfolio holding is shares in the corresponding Master Fund (each Portfolio may also hold cash or cash equivalents).


THE MASTER FUNDS

A description of the Master Funds' policies and procedures regarding the release of portfolio holdings information is available in the Master Funds' SAI.


                                                         SunAmerica Series Trust

MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISER TO THE MASTER FUNDS

Capital Research and Management Company ("Capital Research"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Funds and to other mutual funds, including those in The American Funds Group. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, California 90071 and 135 South State College Boulevard, Brea, California 92821. Capital Research manages the investment fund and business affairs of the Master Funds.

The Master Funds rely on the professional judgment of their investment adviser, Capital Research, to make decisions about the Master Funds' portfolio investments. The basic investment philosophy of Capital Research is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. Capital Research believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when Capital Research believes that they no longer represent relatively attractive investment opportunities.

The annual management fee for the year ended December 31, 2005, expressed as a percentage of each Master Fund's average daily net assets and not taking into account any applicable waivers, is as follows:


                                               MANAGEMENT
FUND                                              FEE
Master Growth Fund                               0.33%
Master Global Growth Fund                        0.58%
Master Growth-Income Fund                        0.28%
Master Asset Allocation Fund                     0.34%


A discussion regarding the basis for the Master Fund Board of Trustees approval of the investment advisory agreement for the Master Growth Fund, the Master Asset Allocation Fund, and the Master Growth-Income Fund is available in the Master Funds' semi-annual report to shareholders for the period ended June 30, 2005. A discussion regarding the basis for the Master Fund Board of Trustees approval of the investment advisory agreement for the Master Global Growth Fund is available in the Master Funds' annual report to shareholders for the fiscal year ended December 31, 2005.


INVESTMENT MANAGER TO THE PORTFOLIOS


Because each Portfolio invests all of its assets in a Master Fund, investment advisory services are currently provided at the Master Fund level by Capital Research. Pursuant to its investment advisory and management agreement with the Trust, AIG SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, will provide those services for the Portfolios that are normally provided by a fund's investment adviser with the exception of portfolio management.

AIG SAAMCo will provide master-feeder operational support services to each of the Portfolios under its investment advisory and management agreement with the Trust so long as the Portfolios are part of a master-feeder fund structure. Such services will include, but are not limited to, monitoring the ongoing investment performance of the Master Funds, monitoring the Portfolios' other service providers, facilitating the distribution of Master Fund shareholder materials to Portfolio shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Portfolios with respect to their investment in the corresponding Master Funds.

Under the Trust's investment advisory and management agreement with AIG SAAMCo, if a Portfolio ceased to operate as part of a master-feeder fund structure AIG SAAMCo, upon the approval of the Board, would provide the Portfolio with investment advisory services, including portfolio management, either directly or with a subadviser. For these services, AIG SAAMCo would be entitled to receive a fee of 0.85% of each Portfolio's (0.95% for Global Growth Portfolio) average daily net assets, accrued daily and paid monthly. Currently, AIG SAAMCo is waiving 0.60% (0.70% for Global Growth Portfolio) of this advisory fee for each Portfolio because it is not providing portfolio management services to the Portfolios.


AIG SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $48 billion as of June 30, 2006.



AIG SAAMCo has received an exemptive order from the SEC that permits AIG SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with subadvisers approved by the Board without obtaining shareholder approval. Thus, in the event that a Portfolio is no longer part of a master-feeder structure, the exemptive order permits AIG SAAMCo, subject to the approval of the Board but without shareholder approval, to employ subadvisers for the Portfolios, change the terms of particular agreements with subadvisers or continue the employment of existing subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. You will be notified of any subadviser hirings or changes. Shareholders of a Portfolio have the right to terminate an agreement with a subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.



SunAmerica Series Trust

PORTFOLIO MANAGEMENT OF THE MASTER FUNDS


Capital Research uses a system of multiple fund counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments, which are managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research investment analysts may make investment decisions with respect to a portion of a Master Fund's portfolio. Investment decisions are subject to the limits provided by a Master Fund's goals and policies and the oversight of Capital Research's investment committee.

The Master Fund counselors primarily responsible for the day-to-day management of the Master Funds' portfolios are listed below:


AMERICAN MASTER GROWTH FUND TEAM MEMBERS



Gordon Crawford is a senior vice president and director of Capital Research. Mr. Crawford has been employed in the investment management area of Capital Research or its affiliates for the past 35 years. Mr. Crawford has been an equity portfolio counselor for the American Master Growth Fund for the past 12 years.



J. Blair Frank is a vice president of Capital Research Company ("CRC"). Mr. Frank has been employed in the investment management area of Capital Research or its affiliates for the past 12 years. Mr. Frank has been an equity portfolio counselor for the American Master Growth Fund for the past six years.



Donnalisa Barnum is a senior vice president of CRC. Ms. Barnum has been employed in the investment management area of Capital Research or its affiliates for the past 20 years. Ms. Barnum has been as an equity portfolio counselor for the American Master Growth Fund for the past three years.



Ronald B. Morrow is a senior vice president of CRC. Mr. Morrow has been employed in the investment management area of Capital Research or its affiliates for the past nine years. Mr. Morrow has been an equity portfolio counselor for the American Master Growth Fund for the past three years.



AMERICAN MASTER GLOBAL GROWTH FUND TEAM MEMBERS



Robert W. Lovelace is the Chairman of Capital Research Company. Mr. Lovelace has been employed with Capital Research or its affiliates for the last 21 years. Mr. Lovelace has been an equity portfolio counselor for the American Master Global Growth Fund since the inception of the Fund (nine years).



Nick J. Grace is a Senior Vice President of Capital Research Company. Mr. Grace has been employed with Capital Research or its affiliates for 12 years. Mr. Grace has been an equity portfolio counselor for the American Master Global Growth Fund for the past four years.



Steven T. Watson is a Senior Vice President and Director of Capital Research Company. Mr. Watson has been employed with Capital Research or its affiliates for 16 years. Mr. Watson has been an equity portfolio counselor for the American Master Global Growth Fund for the past four years.



AMERICAN MASTER GROWTH-INCOME FUND TEAM MEMBERS



James K. Dunton is a Senior Vice President and Director of Capital Research. Mr. Dunton has been employed with Capital Research or its affiliates for the past 44 years. Mr. Dunton has been an equity portfolio counselor for the American Master Growth-Income Fund for 22 years.



Claudia P. Huntington is a Senior Vice President of Capital Research. Ms. Huntington has been employed with Capital Research or its affiliates for the past 31 years. Ms. Huntington has been an equity portfolio counselor for the American Master Growth-Income Fund for 12 years.



Robert G. O'Donnell is a Senior Vice President and Director of Capital Research. Mr. O'Donnell has been employed with Capital Research or its affiliates for the past 31 years. Mr. O'Donnell has been an equity portfolio counselor for the American Master Growth-Income Fund for 16 years.



Donald D. O'Neal is a Senior Vice President of Capital Research. Mr. O'Neal has been employed with Capital Research or its affiliates for the past 21 years. Mr. Dunton has been an equity portfolio counselor for the American Master Growth-Income Fund for one year.



C. Ross Sappenfield is a Vice President of Capital Research. Mr. Sappenfield has been employed with Capital Research or its affiliates for the past 14 years. Mr. Sappenfield has been an equity portfolio counselor for the American Master Growth-Income Fund for seven years.



AMERICAN MASTER ASSET ALLOCATION FUND TEAM MEMBERS



Alan N. Berro is a Vice President of Capital Research and Management Company. Mr. Berro has been employed with Capital Research or its affiliates for 15 years. Mr. Berro has been an equity portfolio counselor for the American Master Asset Allocation Fund for the past six years.



Susan M. Tolson is a Senior Vice President of Capital Research Company. Ms. Tolson has been employed with Capital Research or its affiliates for 16 years. Ms. Tolson has been a fixed-income portfolio counselor for the American Master Asset Allocation Fund for the past six years.



Michael T. Kerr is a Vice President of Capital Research and Management Company. Mr. Kerr has been employed with Capital Research or its affiliates for 21 years. Mr. Kerr has been an equity portfolio counselor for the American Master Asset Allocation Fund for less than one year.



James R. Mulally is a Senior Vice President of Capital Research Company. Mr. Mulally has been employed with Capital Research or its affiliates for 26 years. Mr. Mulally has been an equity portfolio counselor for the American Master Asset Allocation Fund for less than one year.



With respect to the individuals listed, the Portfolios' SAI provides additional information about compensation, other accounts managed and ownership of securities in the Master Funds.



                                                         SunAmerica Series Trust

ACCOUNT INFORMATION

--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable insurance contracts offered by life insurance companies affiliated with AIG SAAMCo. All shares of the Trust are owned by Separate Accounts of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a variable insurance contract from one of the life insurance companies. Class 3 shares of the Portfolio, which are issued only in connection with certain variable insurance contracts, are offered through this Prospectus.

SERVICE (12B-1) PLAN


Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolio's Class 3 shares. Because these fees are paid out of each Portfolio's Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the Portfolios invest.



SunAmerica Series Trust

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES

The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares. The NAV per share of Class 3 of a Portfolio is calculated by taking the NAV of a Portfolio's corresponding Master Fund, subtracting the Portfolio's liabilities attributable to the Portfolio, and dividing by the number of shares of Class 3 that are outstanding.

FAIR VALUATION

The NAV of each Portfolio is determined based upon the NAV of its corresponding Master Fund.


THE MASTER FUNDS


Each Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets are valued primarily on the basis of market quotations. However, the Master Funds have adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research, materially affect the value of the portfolio securities of a Master Fund, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in a Master Fund.

Because certain of the Master Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Master Funds do not price their shares, the value of securities held in those Master Funds may change on days when you will not be able to purchase or redeem your Portfolio shares.

BUYING AND SELLING SHARES


THE PORTFOLIOS


Buy and sell prices
The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

Execution of requests
The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.


THE MASTER FUNDS


Buy and sell prices
Shares of the Master Funds are currently offered only to insurance company Separate Accounts and feeder funds that themselves are offered only to insurance company Separate Accounts. All such shares may be purchased or redeemed by the Separate Accounts or feeder funds without any sales or redemption charges at net asset value. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the Separate Accounts/feeder funds.

Restrictions on Sales
All Master Funds shares may be purchased or redeemed at net asset value without any sales or redemption charges.


                                                         SunAmerica Series Trust

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through variable insurance contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers of redemptions should not acquire variable insurance contracts that relate to shares of the Portfolios. The Board has adopted policies and procedures with respect to market timing activity as discussed below. The Trust believes that market timing activity is not in the best interests of its Portfolios' performance or their participants. Market timing can disrupt the ability of a manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of a Portfolio. In addition, market timing may increase a Portfolio's expenses through increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Each Master Fund may invest in foreign securities and the Master Asset Allocation Fund may invest significantly in high-yield fixed income securities ("junk bonds"); to the extent a Master Fund invests in foreign securities or junk bonds, its corresponding Portfolio may be particularly vulnerable to market timing. Market timing in Portfolios whose corresponding Master Fund invests significantly in foreign securities may occur because of time zone differences between the foreign markets on which the Master Fund's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in the Asset Allocation Portfolio may occur if market prices are not readily available for a Master Fund's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Master Fund.

Shares of the Portfolios are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company Separate Account to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company Separate Account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, you may be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company Separate Accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.


Please review your variable insurance contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company Separate Account may impose with respect to trades made through a variable insurance contract.


Please refer to the documents pertaining to your variable insurance contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.


THE MASTER FUNDS


The Portfolios also may be affected if there is frequent trading of Master Fund shares by other shareholders of a Master Fund. Frequent trading of a Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders, such as the Portfolios.

The Master Funds and AFD, the Master Funds' distributor, reserve the right to reject any purchase order for any reason. The Master Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that a Master Fund or AFD has determined could involve actual or potential harm to any Master Fund may be rejected. Frequent trading of a Master Fund's shares may lead to increased costs to that Master Fund and less efficient management of the Master Fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

INFORMATION ABOUT THE PORTFOLIOS' DISTRIBUTOR

AIG SunAmerica Capital Services, Inc., the Portfolios' distributor, distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

SunAmerica Series Trust

PAYMENTS IN CONNECTION WITH DISTRIBUTION


Pursuant to an agreement among Capital Research, the Distributor, ASLAC, FSA and AFD, ASLAC and FSA, and not the respective Portfolio, will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by ASLAC or FSA through investment by the Portfolios in the Master Funds. AIG SAAMCO makes payments to ASLAC and FSA pursuant to a profit sharing agreement between AIG SAAMCO and such companies.



                                                         SunAmerica Series Trust

LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SAAMCo and the Distributor, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1, and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios. AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AIG SAAMCo and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. AIG SAAMCo and the Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, AIG SAAMCo and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective advisory or distribution services relating to the Portfolios.


SunAmerica Series Trust

DIVIDEND POLICIES AND TAXES
--------------------------------------------------------------------------------


THE PORTFOLIOS


DISTRIBUTIONS
Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT
The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO
Each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

TAXABILITY OF CONTRACT OWNERS
Generally, the owners of variable insurance contracts are not taxed currently on income or gain realized by such contracts. However, some distributions from variable insurance contracts may be taxable. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a penalty tax of 10%.


In order for the holders of a variable insurance contract to receive this favorable tax treatment, the Separate Accounts underlying such contracts must meet certain diversification requirements, as must the underlying funds in which they invest. If a Portfolio, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the holders of the contracts and income from prior periods relating to such contracts could also be taxable.



THE MASTER FUNDS

Each Master Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a Master Fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the Master Fund itself is relieved of federal income tax.

It is the Master Funds' policy to distribute to the shareholders (the insurance company Separate Accounts) all of its investment company taxable income and capital gain for each fiscal year.


See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the Separate Accounts.



CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Financial Highlights information is not shown because the Class 3 shares of the Portfolios were first offered on September 1, 2006 and, therefore, the Portfolios have no historical performance to report.


                                                         SunAmerica Series Trust

FOR MORE INFORMATION

--------------------------------------------------------------------------------

Once available, the following documents will contain more information about the Portfolios and will be available free of charge upon request:

ANNUAL/SEMI-ANNUAL REPORTS FOR THE PORTFOLIOS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) FOR THE PORTFOLIOS. Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299. When you request a copy of the Trust's SAI, you will also receive, free of charge, a copy of the Master Funds SAI.

The Trust's SAI and semi-annual and annual reports are not available online as the Trust does not have its own internet website.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus and the Master Funds' Prospectus. No one is authorized to provide you with any different information.

The Trust's Investment Company Act File No:
  811-7238


The Master Funds' Investment Company Act File No:
  811-3857

    THE SUNAMERICA SERIES TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-07238

                       STATEMENT OF ADDITIONAL INFORMATION


                               September 1, 2006


                             SUNAMERICA SERIES TRUST
                                (Class 3 Shares)

AMERICAN FUNDS GROWTH SAST PORTFOLIO
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO

     SunAmerica Series Trust (the "Trust"), a Massachusetts business trust, is a registered open-end, management investment company currently consisting of 36 portfolios. This Statement of Additional Information ("SAI") relates to the four portfolios of the Trust listed above (each, a "Portfolio" and collectively, the "Portfolios").


     Each Portfolio described in this SAI operates as a "feeder fund," which means it does not buy individual securities directly. Instead, it invests all of its assets in another mutual fund, the "master fund," which invests directly in individual securities. Each such master fund (each, a "Master Fund" and, collectively, the "Master Funds") is a series of American Funds Insurance Series(R)( the "Series"). Therefore, each Portfolio has the same investment goal and limitations as the corresponding Master Fund in which it invests and the same gross investment returns. The differences in investment goals and policies among each of the four Master Funds can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. Each Portfolio's corresponding Master Fund is listed below:



PORTFOLIO                                                      MASTER FUND
---------                                        ---------------------------------------
American Funds Growth SAST Portfolio             American Funds(R) Growth Fund
American Funds Global Growth SAST Portfolio      American Funds(R) Global Growth Fund
American Funds Growth-Income SAST Portfolio      American Funds(R) Growth-Income Fund
American Funds Asset Allocation SAST Portfolio   American Funds(R) Asset Allocation Fund


     As feeder funds, the Portfolios do not pay their investment adviser for portfolio management services because each Portfolio's assets are invested in its respective Master Fund, which is managed by Capital Research and Management Company ("Capital Research"), the Master Funds' investment adviser. Under the master-feeder structure, however, each Portfolio may withdraw its entire investment from its corresponding Master Fund if the Trust's Board of Trustees (the "Board") determines that it is in the best interests of the Portfolio and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Portfolio in another pooled investment entity (i.e., another master fund); (2) approving AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), the Portfolios' investment manager, to manage the Portfolio either directly or with a subadviser under the Trust's investment advisory and management agreement with AIG SAAMCo; or (3) taking any other appropriate action.

     This SAI is not a prospectus but it is incorporated by reference into the Prospectus for the Portfolios (the "Prospectus"). It contains information in addition to, and more detailed than, that set forth in the Prospectus and should be read in conjunction with such Prospectus. As shareholders of feeder funds in a master-feeder mutual fund structure, it is also important that you read the Master Funds' Prospectus that was provided to you along with your Prospectus, as well as the Master Funds' SAI that is provided to you along with this SAI.

     Terms not defined in this SAI have the meanings assigned to them in the Prospectus. The Prospectus may be obtained by calling toll free at (800) 445-7862, or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
GENERAL INFORMATION AND HISTORY..........................................      1
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES..      1
DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES.............      2
INVESTMENT RESTRICTIONS..................................................     29
INSURANCE LAW RESTRICTIONS...............................................     32
MAJOR SHAREHOLDERS.......................................................     33
TRUSTEES AND OFFICERS OF THE TRUST.......................................     33
INVESTMENT ADVISORY AND RELATED AGREEMENTS...............................     43
PORTFOLIO MANAGERS.......................................................     46
PERSONAL SECURITIES TRADING..............................................     49
DISTRIBUTION AGREEMENT...................................................     49
RULE 12B-1 PLANS.........................................................     50
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES...............................     50
PORTFOLIO TURNOVER.......................................................     50
SHARES OF THE TRUST......................................................     55
PRICE OF SHARES..........................................................     55
EXECUTION OF PORTFOLIO TRANSACTIONS......................................     58
FINANCIAL STATEMENTS.....................................................     61
GENERAL INFORMATION......................................................     61
DISCLOSURE OF PORTFOLIO HOLDINGS.........................................     62
PROXY VOTING POLICIES AND PROCEDURES.....................................     65
SHAREHOLDER AND TRUSTEE RESPONSIBILITY...................................     66
REGISTRATION STATEMENT...................................................     66
APPENDIX A - DEBT RATINGS................................................    A-1

                        GENERAL INFORMATION AND HISTORY

     PORTFOLIOS

     The Trust is an open-end investment company organized as a business trust under the laws of the Commonwealth of Massachusetts by an Amended and Restated Agreement and Declaration of Trust, dated September 9, 1992, as amended on September 16, 1992 and on September 29, 1992. The Trust currently offers shares in 36 separate portfolios, each with its own investment goal.

     MASTER FUNDS

     The Series is an open-end investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on September 13, 1983. The Master Funds are four of 14 funds currently offered by the Series, each with its own investment objective.

     Each of the Portfolios and Master Funds is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

     PORTFOLIOS

     Under the master-feeder structure, each Portfolio invests all of its assets in a corresponding Master Fund. The following provides additional information about each Master Fund's investment policies. Please note that the following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each Master Fund's net assets unless otherwise noted. This summary is not intended to reflect all of a Master Fund's investment limitations.

     MASTER FUNDS


MASTER GROWTH FUND


     GENERAL

     - The Master Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

     NON-U.S. SECURITIES

     - The Master Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.

     DEBT SECURITIES

     - The Master Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's Investor Services ("Moody's") and BB or below by Standard & Poor's Rating Group ("S&P"), or in unrated securities that are determined to be of equivalent quality.


MASTER GLOBAL GROWTH FUND


     GENERAL

     - The Master Fund invests primarily in common stocks of companies located around the world.


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     DEBT SECURITIES

     - The Master Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P, or in unrated securities that are determined to be of equivalent quality.


MASTER GROWTH-INCOME FUND


     GENERAL

     - The Master Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

     NON-U.S. SECURITIES

     - The Master Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.

     DEBT SECURITIES

     - This Master Fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's and BB or below by S&P, or in unrated securities that are determined to be of equivalent quality.


MASTER ASSET ALLOCATION FUND


     GENERAL

     - The Master Fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

     DEBT SECURITIES

     - Up to 25% of this Master Fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P, or in unrated securities that are determined to be of equivalent quality.

     NON-U.S. SECURITIES

     - The Master Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.

     - The Master Fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES


     The investment goal and principal investment strategy for each of the Master Funds, along with certain types of investments the Master Funds make under normal market conditions and for efficient portfolio management, are described under "Investment Goal and Principal Strategies" for each Portfolio and "Portfolio Details - Additional Information about Investments, Investment Techniques and Risks" in the Prospectus. The following information supplements the information contained in the Prospectus and also provides information concerning investments the Master Funds may make on a periodic basis, which includes infrequent investments, or investments in which the Master Funds reserve the right to invest. Unless otherwise indicated, investment restrictions, including percentage limitations, are based on the net assets of each Master Funds and apply at the time



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of purchase. We will notify shareholders at least 60 days prior to any change to a Master Fund's investment goal or 80% investment policy, if applicable. "Net assets" will take into account borrowing for investment purposes.

     Since each Portfolio does not invest directly in securities but rather invests directly in its corresponding Master Fund, each Portfolio is subject to the risks described below indirectly through its investment in the Master Fund, which invests directly in securities. Note, however, that in the event that the Board determines that it is in the best interests of a Portfolio to withdraw its entire investment in a Master Fund and instead allow an investment adviser to direct the investment/reinvestment of the Portfolio's assets directly in securities, then the Portfolio would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable. The following supplements the discussion in the Prospectus regarding investment strategies, policies and risks.

     ADRS, GDRS, AND EDRS. The Master Funds may invest in ADRs, GDRs and EDRs. Foreign securities include, among other things, American Depositary Receipts ("ADRs") and other depositary receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. A Master Fund may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Master Fund's investment policies, the Master Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

     ASSET-BACKED SECURITIES. The Master Asset Allocation Fund may purchase asset-backed securities. Each of the Portfolios may invest in asset-backed securities if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Growth Fund, the Master Global Growth Fund and the Master Growth-Income Fund currently do not invest in such instruments. Asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the


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provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Master Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     BORROWING. All of the Master Funds are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Master Fund to borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. In seeking to enhance performance, a Master Fund may borrow for investment purposes and may pledge assets to secure such borrowings. In the event that asset coverage for a Master Fund's borrowings falls below 300%, the Master Fund will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

     To the extent a Master Fund borrows for investment purposes, borrowing creates leverage, which is a speculative characteristic. Although a Master Fund is authorized to borrow, it will do so only when the investment adviser believes that borrowing will benefit the Master Fund after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by a Master Fund will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing and will magnify declines as well as increases in a Master Fund's net asset value per share and net yield. The Master Funds expect that all of their borrowing will be made on a secured basis. The Master Funds will segregate cash or other liquid assets securing the borrowing for the benefit of the lenders. If assets used to secure a borrowing decrease in value, a Master Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

     BRADY BONDS. Foreign securities include, among other things, Brady Bonds which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

     COLLATERALIZED BOND OBLIGATIONS ("CBOS"). Certain of the Portfolios may invest in CBOs if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Funds currently do not invest in such instruments. CBOs are structured products backed by a diversified pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. Interest payments to lower CBO tranches can also be deferred in situations where the CBO pool is in default. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool. CBOs may be deemed to be "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities.

     CURRENCY BASKET. A currency basket consists of specified amounts of currencies of certain foreign countries.

     CURRENCY VOLATILITY. The value of a Master Fund's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Master Fund's non-U.S. dollar denominated securities.

     CURRENCY TRANSACTIONS. The Master Global Growth Fund, Master Growth Fund, and Master Asset Allocation Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. The Master Growth-Income Fund does not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts, which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the Master Funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain, which might result from an increase in the value of the currency. The Master Funds will not generally attempt to protect against all potential changes in exchange rates. The Master Funds will segregate liquid assets, which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and Exchange Commission (the "SEC").

     Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Certain provisions of the Internal Revenue Code of 1986, as amended (the "Code") may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the Master Funds.


     DERIVATIVES. The Master Funds may invest in certain derivative instruments, such as forward currency contracts; however, if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser, the Portfolios may invest in a greater universe of derivative instruments. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" ("OTC") markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in a Master Fund, the Master Fund will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Master Fund will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.


     Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Master Fund would not be subject absent the use of these strategies. If Capital Research's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Master Fund may leave the Master Fund in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Master Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets.


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

Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     If a Master Fund establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying futures and/or calls on such futures or on debt securities, it is possible that the market may decline; if the investment adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Master Fund will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

     EMERGING MARKETS. The Master Funds may invest in emerging markets. Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Master Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Master Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Master Fund's securities. In addition, some emerging market countries may have fixed or managed currencies, which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     A further risk is that the existence of national policies may restrict a Master Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

     EQUITY SECURITIES. The Master Funds may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the Master Funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds' ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities. The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

     EXCHANGE TRADED FUNDS ("ETFS"). The Portfolios may invest in ETFs if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Funds currently do not invest in such instruments. ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally


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

reflect the risk of owning the underlying securities they are designed to track. Although, lack of liquidity in an ETF results in its being more volatile and ETFs have management fees which increase their cost.

     FIXED INCOME SECURITIES. The Master Funds may invest in fixed income securities. Fixed income securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of fixed income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed income securities decline when interest rates rise and increase when interest rates fall.

     Lower rated fixed income securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated fixed income securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated fixed income securities.

     Certain additional risk factors relating to fixed income securities are discussed below:

     Sensitivity to Interest Rate and Economic Changes. Fixed income securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain fixed income securities.

     Payment Expectations. Fixed income securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     Liquidity and Valuation. There may be little trading in the secondary market for particular fixed income securities, which may affect adversely the funds' ability to value accurately or dispose of such fixed income securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of fixed income securities.

     Capital Research attempts to reduce the risks described above through diversification of the Master Funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

     FLOATING RATE OBLIGATIONS. Certain of the Portfolios may invest in floating rate obligations if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Funds currently do not invest in such instruments. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

     FOREIGN SECURITIES. The Master Funds may invest in foreign securities. A foreign security is a security issued by an entity domiciled or incorporated outside of the United States. A foreign security includes corporate debt


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

securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     The Master Funds may invest in non-U.S. dollar-denominated foreign securities, in accordance with its specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

     Investments in the securities of foreign issuers often involve currencies of foreign countries and may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. To the extent that a Master Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Master Fund also may be subject to currency exposure independent of its securities positions.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Master Fund's total assets, adjusted to reflect the Master Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Master Fund will be more susceptible to the risk of adverse economic and political developments within those countries. A Master Fund's net currency positions may expose it to risks independent of its securities positions. In addition, if the payment declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Master Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

     FORWARD COMMITMENTS. The Master Funds may enter into commitments to purchase or sell securities at a future date. When a Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When a Master Fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

     The Master Funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Master Fund's aggregate commitments in connection with these transactions exceed its segregated assets, the Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a Master Fund's portfolio securities decline while the Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The Master Funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.

     The Master Asset Allocation Fund may also enter into "roll" transactions, which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The Master Asset Allocation Fund assumes the risk of price and yield fluctuations during the time of the commitment. The Master Asset Allocation Fund will segregate liquid assets, which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

     HIGH-YIELD OR HIGH-RISK BONDS ("JUNK BONDS"). The Master Asset Allocation Fund may purchase junk bonds and other lower rated fixed income securities. Certain of the Portfolios may invest in junk bonds if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Growth Fund, the Master Global Growth Fund and the Master Growth-Income Fund currently do not invest in such instruments. These investments present certain risks, including:

     Sensitivity to Interest Rate and Economic Changes. High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the Master Asset Allocation Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Master Asset Allocation Fund's net asset value.

     Payment Expectations. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Master Asset Allocation Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Master Asset Allocation Fund's assets. If the Master Asset Allocation Fund experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Master Asset Allocation Fund's rate of return.

     Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Master Asset Allocation Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market. If the Master Asset Allocation Fund experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investments, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Master Asset Allocation Fund's rate of return.

     Capital Research attempts to reduce these risks through diversification of the Master Asset Allocation Fund and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by the Master Asset Allocation Fund is downgraded, the investment adviser will evaluate the security and determine whether to retain or dispose of it.

     HYBRID INSTRUMENTS. The Portfolios may invest in hybrid investments if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Funds currently do not invest in such instruments. Hybrid instruments, including indexed, structured securities and ETFs, combine the elements of derivatives, including futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a Benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the hybrid instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission (the "CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, a Portfolio that so invests will limit its investments in hybrid instruments to 10% of its total assets.

     Hybrid instruments include structured investments, which are organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

     A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event") or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical deliver of the Reference Bond in the event of an Event of Default or a Restructuring Event.

     ILLIQUID AND RESTRICTED SECURITIES. The Master Funds may invest in certain illiquid and restricted securities. A Master Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for re-sales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Master Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Master Funds' board of trustees (the "Master Funds Board"), the Master Fund's investment adviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Master Fund's level of illiquidity may increase.

     A Master Fund may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Master Fund. The assets used as cover for OTC options written by a Master Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Master Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     Capital Research will monitor the liquidity of restricted securities in the Master Fund. In reaching liquidity decisions, the following factors are considered: (a) the unregistered nature of the security; (b) the frequency of trades and quotes for the security; (c) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (d) dealer undertakings to make a market in the security and (e) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


     Section 4(2) Paper. The Master Funds may invest in Section 4(2) paper.
Section 4(2) paper is commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Board has delegated to AIG SAAMCo (and AIG SAAMCo, in turn, may delegate to a sub-adviser) the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Board that require AIG SAAMCo to take into account the factors described below and require AIG SAAMCo to perform monitoring and reporting functions. AIG SAAMCo will take into account: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


     INFLATION-INDEXED BONDS. The Master Asset Allocation Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. Certain of the Portfolios may invest in inflation-indexed bonds if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Growth Fund, the Master Global Growth Fund and the Master Growth-Income Fund currently do not invest in such instruments. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall. While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

     Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

     Interfund Borrowing and Lending Program. Certain of the Portfolios may participate in an interfund borrowing and lending program if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser, however, the Master Funds currently do not participate in such a program. The Trust has received exemptive relief from the SEC, which permits a Portfolio to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Portfolios, including the requirement that no Portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Portfolios from a typical bank for comparable transaction. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day's notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.

     INVERSE FLOATERS. Certain of the Portfolios may invest in inverse floaters if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Funds currently do not invest in such instruments. Inverse floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

     LOAN PARTICIPATIONS AND ASSIGNMENTS. The Portfolios may invest in loan participations and assignments if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Funds currently do not invest in such instruments. Loan participations and assignments include investments in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). Investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolios will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolios may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolios will acquire Participations only if the Lender interpositioned between the Portfolios and the borrower are determined by AIG SAAMCo to be creditworthy. When the Portfolios purchase Assignments from Lenders they will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolios as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolios anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolios' liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolios to assign a value to these securities for purposes of valuing the Portfolios and calculating its net asset value.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.

     MORTGAGE-BACKED SECURITIES. The Master Asset Allocation Fund may purchase mortgage-backed securities. Each Portfolio may invest in mortgage-backed securities if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Growth Fund, the Master Global Growth Fund and the Master Growth-Income Fund currently do not invest in such instruments. Mortgage-backed securities include investments in mortgage-related securities, including certain U.S. government securities such as GNMA, FNMA or FHLMC certificates (as defined below), and private mortgage-related securities, which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

     The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Master Asset Allocation Fund to differ from the yield calculated on the basis of the expected average life of the pool.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Master Asset Allocation Fund receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Master Asset Allocation Fund. Monthly interest payments received by the Master Asset Allocation Fund have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Master Asset Allocation Fund may purchase mortgage-backed securities at a premium or at a discount.

     The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

     GNMA Certificates. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Master Asset Allocation Fund may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmer's Home Association ("FMHA"), or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Master Asset Allocation Fund has purchased the certificates at a premium in the secondary market.

     FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

     FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government.

     Other types of mortgage-backed securities include:

     Conventional Mortgage Pass-Through Securities represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or Real Estate Mortgage Investment Conduits ("REMICs") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

     The mortgage pools underlying Conventional Mortgage Pass-Through Securities consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Through Securities (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

     Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

     Collateralized Mortgage Obligations ("CMOs") are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

     Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (""PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

     Stripped Mortgage-Backed Securities ("SMBS") are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Master Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Master Fund's yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Master Fund's net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to a Master Fund's limitation on investments in illiquid securities.

     MUNICIPAL BONDS. The Master Asset Allocation Fund may invest in municipal bonds. Certain of the Portfolios may invest in municipal bonds if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Growth Fund, the Master Global Growth Fund and the Master Growth-Income Fund currently do not invest in such instruments. Fixed income securities include, among other things, municipal bonds, which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds include fixed income securities, which pay interest income that is subject to the alternative minimum tax.

     OPTIONS AND FUTURES. The Portfolios may invest in options and futures if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however; the Master Funds currently do not invest in such instruments. Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within in a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, indices, foreign currencies, etc. at a specified future date and price. Options and futures are generally used for either hedging or income enhancement purposes.

     Options can be either purchased or written (i.e., sold). A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. After any such sales up to 25% of a Portfolio's total assets may be subject to calls. All call options written by a Portfolio must be "covered," which means that a Portfolio will own the securities subject to the option as long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio must be "covered," which means that the Portfolio will segregate cash, liquid assets or other suitable cover as permitted by the SEC with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     The following is more detailed information concerning Options, Futures and Options on Futures:

     Options on Securities. When a Portfolio writes (i.e., sells) a call option ("call") on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying security and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

     When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.

     A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

     When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result, the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

     Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

     When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     The purchase of a spread option gives a Portfolio the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is provided only during the life of the spread option.

     Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies in an attempt to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. A call written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Portfolio segregates cash or other liquid securities with a value at least equal to the exercise price of the put option. A call written by a Portfolio on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Portfolio collateralizes the option by segregating cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

     As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

     In addition to using options for the hedging purposes described above, a Portfolio may use options on currency to seek to increase total return. A Portfolio may write (sell) covered put and call options on any currency in an attempt to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, a Portfolio accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

     A Portfolio may purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. A Portfolio would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise, a Portfolio would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by the Portfolio for the purpose of benefiting from a decline in the value of currencies which it does not own. A Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise, a Portfolio would realize either no gain or a loss on the purchase of the put option.

     Options on Securities Indices. Puts and calls on broadly based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures. When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Master Fund, a seller of a corresponding call on the same investment will pay Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

     The use of options would subject the Portfolio to certain risks. Predictions of movements in the direction of the securities markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution may leave the Portfolio in a worse position than if the option had not been used. Other risks inherent in the use of options include contracts and movements in the prices of the securities included in the indices underlying the options.

     Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. A Portfolio that may enter into yield curve options transactions will cover such transactions as described above.

     Reset Options are options on U.S. Treasury securities, which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date for, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Series is pad at termination, the Series assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Series purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

     Futures. Interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, "Futures") are used primarily for hedging purposes and from time to time for income enhancement. Upon entering into a Futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "futures broker"). Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying cash markets. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

     Interest rate futures contracts are purchased or sold generally for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Master Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

     Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio's current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

     The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on Futures positions, a Portfolio's losses from exercised options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     A Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

     OTHER INVESTMENT COMPANIES. Certain of the Portfolios may invest in the securities of other investment companies if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Funds currently do not invest in such instruments. The Portfolios may invest in securities of other investment companies (including ETFs, such as SPDRs and iShares(SM), as defined below) subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Exchange-traded funds such as SPDRs and iShares(SM) are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ National Market System.

     iShares(SM) are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices or various countries and regions. iShares(SM) are listed on the American Stock Exchange (the "AMEX") and were initially offered to the public in 1996. The market prices of iShares(SM) are expected to fluctuate in accordance with both changes in the Net Asset Value ("NAV") of their underlying indices and supply and demand of iShares(SM) on the AMEX. To date, iShares(SM) have traded at relatively modest discounts and premiums to their net asset values. However, iShares(SM) have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares(SM) for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(SM) will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares(SM) should occur in the future, the liquidity and value of a Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of iShares(SM) as part of its investment strategy.

     SPDRs. Standard & Poor's Depositary Receipts ("SPDRs") are AMEX-traded securities that represent ownership in the SPDR Trust, a trust established to accumulate and hold a portfolio of common stocks intended to track the price performance and dividend yield of the S&P 500. SPDRs may be used for several reasons, including but not limited to facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk, as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

     PRIVATE COMPANIES. The Master Funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

     Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

     REAL ESTATE INVESTMENT TRUSTS ("REITS"). The Master Funds may invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Master Fund, a shareholder will bear not only his proportionate share of the expense of the Master Fund, but also, indirectly, similar expenses of the REITs, including compensation of management.

     REVERSE REPURCHASE AGREEMENTS. The Portfolios may invest in reverse repurchase agreements if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Funds currently do not invest in such instruments. Reverse repurchase agreements may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by AIG SAAMCo to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings.

     ROLL TRANSACTIONS. The Master Asset Allocation Fund may enter into roll transactions. Each Portfolio may enter into roll transactions if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Growth Fund, the Master Global Growth Fund and the Master Growth-Income Fund currently do not enter into roll transactions. Roll transactions involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Master Asset Allocation Fund foregoes principal and interest paid on the roll securities. The Master Asset Allocation Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Master Asset Allocation Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Master Asset Allocation Fund will enter only into covered rolls. Because roll transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

     Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Master Asset Allocation Fund sells the security becomes insolvent, the Master Asset Allocation Fund's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Master Asset Allocation Fund is required to repurchase may be worth less than an instrument that the Master Asset Allocation Fund originally held. Successful use of roll transactions will depend upon the ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.


     SECURITIES LENDING. The Master Asset Allocation Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, equal to at least 100% of the value of the portfolio securities loaned plus accrued interest. By lending its portfolio securities, the Master Asset Allocation Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Master Asset Allocation Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Master Asset Allocation Fund to be the equivalent of cash. From time to time, the Master Asset Allocation Fund may return to the borrower or a third party, which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned. The Master Asset Allocation Fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The Master Asset Allocation Fund does not currently intend to engage in this investment practice over the next 12 months. Each Portfolio may lend its portfolio securities if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Growth Fund, the Master Global Growth Fund and the Master Growth-Income Fund currently do not lend their portfolio securities.


     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Master Asset Allocation Fund must receive from the borrower at least 100% cash collateral of the type discussed in the preceding paragraph; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Master Asset Allocation Fund must be able to terminate the loan at any time; (4) the Master Asset Allocation Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Master Asset Allocation Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the Master Asset Allocation Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Master Asset Allocation Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

     SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS. The Master Funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for Master Fund investment limit purposes.

     Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

     SHORT SALES. Certain of the Portfolios may engage in short selling if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Funds currently do not engage in short selling. Short Sales are effected by selling a security that a Portfolio does not own. Certain Portfolios may engage in short sales "against the box." A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an "appreciated financial position" (e.g., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. Until a Portfolio replaces a borrowed security, the Portfolio will segregate and maintain daily, cash or other liquid securities, at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and
(ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

     SHORT-TERM INVESTMENTS. The Master Funds may invest in short-term investments. These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less. Common short-term investments include, but are not limited to:

     Money Market Securities. Money market securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances, time deposits and certificates of deposit.

     Commercial Bank Obligations are certificates of deposit ("CDs") (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks.

     Savings Association Obligations are CDs issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC.

     Commercial Paper are short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes.

     Corporate Bonds and Notes. A Master Fund may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period.

     U.S. Government Securities are debt securities maturing within one year of the date of purchase include adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC, and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.

     Repurchase Agreements. A Master Fund will enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by Capital Research, subject to the guidance of the Master Funds Board. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Master Fund's money is invested in the security. Whenever a Master Fund enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Master Fund will require additional collateral. If the seller under the repurchase agreement defaults, the Master Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Master Fund may be delayed or limited. The Trustees have established guidelines to be used by the investment adviser in connection with transactions in repurchase agreements and will regularly monitor each Master Fund's use of repurchase agreements. A Master Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its total assets. However, repurchase agreements having a maturity of seven days or less for temporary defensive purposes are not subject to the limits on illiquid securities.

     SMALLER CAPITALIZATION STOCKS. The Master Funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). Capital Research believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. The Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.

     STANDBY COMMITMENTS. The Portfolios may invest in standby commitments if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser; however, the Master Funds currently do not invest in such instruments. Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. AIG SAAMCo may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including: the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

     SWAPS. Interest-Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Options On Swaps and Interest-Rate Caps, Floors and Collars. Certain of the Portfolios may invest in swaps if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser, however; the Master Funds currently do not invest in such instruments. Entering into interest-rate swaps or mortgage swaps or purchasing interest-rate caps, floors or collars is often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. A Portfolio will generally enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. Since interest-rate swaps are individually negotiated, the Portfolio expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. Portfolio will enter into interest-rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

     Credit Swaps. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Currency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

     The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, each Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.


     Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or is determined to be of equivalent quality by the investment adviser.

     Equity Swaps. Equity swaps are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities in various circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

     A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payment that the Portfolio is contractually entitled to receive, if any. The Portfolio will segregate cash or other liquid securities in an amount having an aggregate net asset value at least equal to the accrued excess of the Portfolio's obligations over its entitlements with respect to each equity swap. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio's potential exposure, as permitted by applicable law, the Portfolio believes that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

     Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other pays a compounded fixed rate. A Portfolio intends to utilize inflation swap agreements where there are no exchanges of cash payments until the maturity of the swap. These are sometimes called zero coupon inflation swaps.

     Inflation swap agreements may be used to protect the net asset value of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index. Inflation swap agreements entail the risk that a party will default on its payment obligations to the Portfolio thereunder. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. The Portfolio will enter into inflation swaps on a net basis (i.e., the two payment streams are netted out at maturity with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each inflation swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Portfolio. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement. Additionally, payments received by the Portfolio from swap transactions, such as inflation swap agreements and other types of swap discussed below, will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders.

     Mortgage Swaps. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

     Total Return Swaps. Total return swaps are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     U.S. GOVERNMENT SECURITIES. The Master Funds may purchase U.S. government securities. U.S. Government Securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of nor guaranteed by the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     WARRANTS AND RIGHTS. The Master Funds may invest in warrants and rights. Warrants give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although the Portfolios may not invest directly in warrants, such Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed income and equity securities or securities to which warrants are attached. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

CASH POSITION

     The Master Funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of shares. For temporary defensive purposes, a Master Fund may hold all, or a significant portion, of its assets in such securities. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                             INVESTMENT RESTRICTIONS

     PORTFOLIOS

     Each of the Portfolios has adopted the following investment restrictions that are fundamental policies; however, as long as the Portfolios remain invested in the Master Funds, the Portfolios are subject to the Master Funds' investment restrictions, even if the Master Funds' restrictions are more restrictive. If AIG SAAMCo or a subadviser begins to provide portfolio management services to the Portfolios, the Portfolios would no longer be subject to the Master Funds' investment restrictions and would be subject solely to the following investment restrictions. These fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the respective Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. These Portfolios may not:

     1. Invest more than 5% of the value of the total assets of a Portfolio in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

     2. As to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of an issuer.

     3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

     4. Invest in real estate (including in the case of all Portfolios, limited partnership interests, but excluding in the case of all Portfolios, securities of companies, such as real estate investment trusts, which deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities. This limitation shall not prevent a Portfolio from investing in securities secured by real estate or interests therein.

     5. Purchase commodities or commodity contracts; except that any Portfolio may engage in transactions in put and call options on securities, indices and currencies, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest-rate, mortgage and currency swaps and interest-rate floors and caps.

     6. Borrow money, except to the extent permitted by applicable law or regulatory approval.

     7. Purchase securities or evidences of interest therein on margin, except that the Portfolios may obtain such short-term credit as may be necessary for the clearance of any transaction.

     8.   Make loans to others except for (a) the purchase of debt securities;
          (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

In addition to the foregoing, each of the Portfolios has adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, the Portfolios may not:

     a. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's total assets would be so invested.

     b. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

     c. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts.

     d. Invest in companies for the purpose of exercising control or management.

     e. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

     f. Sell securities short except to the extent permitted by applicable law.

     g. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

     h. Issue any senior securities except as permitted by the 1940 Act, as set forth in investment restriction number 6 above and except to the extent that issuing options or purchasing securities on a when-issued basis may be deemed to constitute issuing a senior security.

     Note, however, that the investment limitations (fundamental and non-fundamental) described above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as the Master Funds.

     The investment goals of each of the Portfolios are not fundamental and may be changed by the Board without shareholder approval. In particular, investment of each Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Portfolio and a shareholder vote is not required to withdraw a Portfolio's entire investment from its corresponding Master Fund.

     MASTER FUNDS

     Each Portfolio invests all or substantially all of its assets in a corresponding Master Fund. The following are fundamental investment restrictions for each of the Master Funds, which cannot be changed without the vote of the majority of the outstanding shares of the Master Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less. Whenever a Portfolio is requested to vote on a change in the investment restrictions of its Master Fund, the Trust will hold a meeting of Portfolio shareholders and will cast its votes as instructed by the shareholders. Portfolio shareholders who do not vote will not affect the Trust's vote at the Master Fund meeting.

     All percentage limitations are considered at the time securities are purchased and are based on a Master Fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable Master Fund.

     Each of the Master Funds may not:

     1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

     2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

     3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

     4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

     5. Purchase commodities or commodity contracts; except that Master Asset Allocation Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

     6. Invest in companies for the purpose of exercising control or management.

     7.   Make loans to others except for (a) the purchase of debt securities;
          (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

     8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

     9.   Purchase securities on margin.

     10. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

     11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

     12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

     13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Master Fund to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the SEC to the Master Funds.

     Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Master Fund an underwriter as that term is defined under the Securities Act.


     The following are the NON-FUNDAMENTAL operating policies of each of the Master Funds, which MAY BE CHANGED by the Master Funds Board WITHOUT SHAREHOLDER APPROVAL.


     Each Master Fund may not:

          1.   Invest more than 15% of its net assets in illiquid securities.

          2.   Issue senior securities, except as permitted by the 1940 Act.

                           INSURANCE LAW RESTRICTIONS

     PORTFOLIOS

     In connection with the Trust's agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, AIG SAAMCo or its affiliates and the insurance companies may enter into agreements, required by certain state insurance departments, under which AIG SAAMCo may agree to use its best efforts to assure and permit insurance companies to monitor that each Portfolio of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Portfolio failed to comply with such restrictions or limitations, the separate accounts would take appropriate action, which might include ceasing to make investments in the Portfolio or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                               MAJOR SHAREHOLDERS

     As of the date of this Prospectus, certain life insurance companies affiliated with the Trust (the "Affiliated Life Insurance Companies") were the record and beneficial owner of all of the outstanding shares of beneficial interest of each of the Portfolios and thus were deemed in "control" of each Portfolio, as applicable, as "control" is defined in the 1940 Act. These shares were issued in respect of the Affiliated Life Insurance Companies' contribution of each Portfolio's initial capital. The Affiliated Life Insurance Companies have undertaken that these shares were purchased for investment purposes only and that they will be sold only pursuant to a registration statement under the Securities Act, or an applicable exemption from the registration requirements of the Securities Act.

                       TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

     PORTFOLIOS

     The Trustees and executive officers of the Trust, their ages and principal occupations for the past five years are set below. Unless otherwise noted, the address of each executive officer and trustee is 1 AIG SunAmerica Center, Los Angeles, California 90067-6022.

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE PORTFOLIOS

                                          TERM OF                                   NUMBER OF
                                          OFFICE                                   PORTFOLIOS
                                        WITH TRUST-                                  IN FUND
                          POSITION(S)     LENGTH                                     COMPLEX
     NAME, ADDRESS,        HELD WITH      OF TIME       PRINCIPAL OCCUPATION(S)    OVERSEEN BY     OTHER DIRECTORSHIPS
   AND DATE OF BIRTH         TRUST       SERVED(3)      DURING PAST FIVE YEARS      TRUSTEE(1)      HELD BY TRUSTEE(2)
   -----------------      -----------   -----------   --------------------------   -----------   -----------------------
Carl D. Covitz            Trustee          Since      Owner and President,              60       Director, Kayne
DOB: March 31, 1939                      February     Landmark Capital, Inc.                     Anderson Mutual Funds
                                           2001       (since 1973).                              (since 1995); Director
                                                                                                 Arden Realty, Inc.
                                                                                                 (since 1995).

Gilbert T. Ray            Trustee          Since      Retired Partner, O'Melveny        60       Director, Advance Auto
DOB: September 18, 1944                  February     & Myers LLP (since 2000);                  Parts, Inc.
                                           2001       and Attorney thereof (1972                 (retail-auto & home
                                                      to 2000).                                  supply stores) (since
                                                                                                 2002); Director, Watts,
                                                                                                 Wyatt & Company
                                                                                                 (services-management
                                                                                                 consulting services)
                                                                                                 (since 2001); Director,
                                                                                                 IHOP Corp. (since
                                                                                                 2004); Director,
                                                                                                 Diamond Rock
                                                                                                 Hospitality (since
                                                                                                 2005).

Allan L. Sher             Trustee          Since      Retired Brokerage                 60       Director, Bowl America
DOB: October 19, 1931                     January     Executive (since 1992).                    Incorporated (since
                                           1997                                                  1997).

                                          TERM OF                                  NUMBER OF
                                          OFFICE                                  PORTFOLIOS
                                        WITH TRUST                                  IN FUND
                          POSITION(S)    - LENGTH                                   COMPLEX
     NAME, ADDRESS,        HELD WITH      OF TIME      PRINCIPAL OCCUPATION(S)    OVERSEEN BY     OTHER DIRECTORSHIPS
   AND DATE OF BIRTH         TRUST       SERVED(3)     DURING PAST FIVE YEARS      TRUSTEE(1)      HELD BY TRUSTEE(2)
   -----------------      -----------   ----------   --------------------------   -----------   -----------------------
Bruce G. Willison         Trustee and      Since     Dean, Anderson School at          60       Director, Indy Mac
DOB: October 16, 1948     Independent    February    UCLA (1999-2005); Dean                     Bancorp (since 2005);
                          Chairman         2001      Emeritus and Professor of                  Director, Homestore,
                                                     Management (since 2006).                   Inc. (real estate
                                                                                                agents & managers)
                                                                                                (since 2003); Director,
                                                                                                Healthnet
                                                                                                International, Inc.
                                                                                                (business services)
                                                                                                (since 2000).

----------
(1) Fund Complex includes the Trust (36 portfolios), AIG Series Trust (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), AIG SunAmerica Focused Alpha Large-Cap Fund (1 fund), VALIC Company I (32 funds), VALIC Company II (15 funds) and Seasons Series Trust (24 portfolios).

(2) Directorships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act.

(3)  Trustees serve until their successors are duly elected and qualified.

        TRUSTEE WHO IS AN INTERESTED PERSON (AS DEFINED IN THE 1940 ACT)

                                                                                              NUMBER OF
                                                  TERM OF                                    PORTFOLIOS
                                                   OFFICE                                     IN FUND
                                  POSITION(S)   - LENGTH OF                                   COMPLEX
         NAME, ADDRESS,            HELD WITH    TIME SERVED     PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS
       AND DATE OF BIRTH             TRUST          (4)          DURING PAST FIVE YEARS      TRUSTEE(1)    HELD BY TRUSTEE(3)
       -----------------          -----------   -----------   ---------------------------   -----------   -------------------
Jana W. Greer(2)                  Trustee          Since      President, AIG SunAmerica          60       Director, National
DOB: December 30, 1951                            February    Retirement Markets, Inc.                    Association for
                                                    2001      (since 1996); Senior Vice                   Variable Annuities
                                                              President and Director,                     (since 1999).
                                                              AIG SunAmerica (since
                                                              1991).

                                                    OFFICERS OF THE TRUST

Donna M. Handel                   Treasurer      Since May    Senior Vice President, AIG        N/A               N/A
                                  and               2002      SAAMCo (since December
AIG SunAmerica Asset Management   Principal                   2004); (Vice President,
   Corp.                          Financial                   AIG SAAMCo (1996 to
Harborside Financial Center       Officer                     December 2004); Assistant
3200 Plaza 5                                                  Treasurer (1999 to 2002).
Jersey City, NJ 07311

DOB: June 25, 1966

Vincent Marra                     President        Since      Senior Vice President and         N/A               N/A
                                  and             December    Chief Operating Officer,
AIG SunAmerica Asset Management   Principal         2004      AIG SAAMCo (since February
   Corp.                          Executive                   2003); Chief
Harborside Financial Center       Officer                     Administrative Officer,
3200 Plaza 5                                                  Chief Operating Officer
Jersey City, NJ 07311                                         and Chief Financial
                                                              Officer, Carret & Co. LLC
DOB: May 28, 1950                                             (June 2002 to February
                                                              2003); Chief Operating
                                                              Officer, Bowne Digital
                                                              Solutions (1999 to May
                                                              2002).

Nori L. Gabert                    Vice             Since      Vice President and Deputy         N/A               N/A
                                  President        March      General Counsel, AIG
AIG SunAmerica Asset Management   and               2005      SAAMCo (since 2001);
   Corp.                          Secretary                   Associate General Counsel,
2929 Allen Parkway                                            American General
Houston, TX 77019                                             Corporation (1997 to 2001).

DOB: August 15, 1953

----------
(1) Fund Complex includes the Trust (36 portfolios), AIG Series Trust (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), AIG SunAmerica Focused Alpha Large-Cap Fund (1 fund), VALIC Company I (32 funds), VALIC Company II (15 funds), and Seasons Series Trust (24 portfolios).

(2) Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of AIG SunAmerica Retirement Markets, Inc. and Senior Vice President of AIG SunAmerica, Inc., affiliates of AIG SAAMCo.

(3) Directorships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act.

(4)  Trustees serve until their successors are duly elected and qualified.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

     The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each Portfolio and perform various duties imposed on directors/trustees of investment companies by the 1940 Act and under the Trust's Declaration of Trust. The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of AIG SAAMCo or its affiliates. For the Trust, an annual fee of $86,000, plus $2,500 for each regularly scheduled meeting attended and expenses, are paid to each Trustee who is not an officer or employee of AIG SunAmerica Life Assurance Company or its affiliates for attendance at meetings of the Board. Trustees will be compensated for participation telephonically at the regularly scheduled Board Committee Meetings, but only if such participation is the first such participation via telephone in the calendar year, otherwise, no attendance fee will be paid. For participation in telephonic meetings or in-person meetings that are not considered part of the regularly scheduled Board or Board Committee Meetings, a participation fee of $2,500 will be paid. The Independent Chairman shall receive an additional retainer fee of $50,000. The Audit Committee Financial Expert shall receive an additional retainer fee of $5,000. These expenses are allocated on the basis of the relative net assets of each Portfolio. All other Trustees receive no remuneration from the Trust.

BOARD OF TRUSTEE COMMITTEES

     The Board has three standing committees: Audit, Nomination and Governance, and Ethics.

     The Trust's Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audits and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review, the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year. The Chair of the Audit Committee shall receive an additional retainer fee of $10,000. Members of the Audit Committee serve without compensation. For the fiscal year ended January 31, 2006, the Audit Committee held three meetings and currently consists of Mr. Covitz, Mr. Ray, Mr. Sher and Mr. Willison.

     The Trust's Nomination and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees. The Nomination and Governance Committee does not normally consider candidates proposed by shareholders for election of Trustees. The Chair of the Nomination and Governance Committee shall not receive any additional compensation for serving in that capacity. Members of the Nomination and Governance Committee serve without compensation. For the fiscal year ended January 31, 2006, the Nomination and Governance Committee held three meetings and currently consists of: Mr. Covitz, Mr. Ray, Mr. Sher and Mr. Willison.

     The Trust's Ethics Committee is responsible for issues that arise under the Code of Ethics for the Principal Executive and Principal Accounting Officers, as well as any material compliance matters arising under Rule 38a-1 policies and procedures as approved by the Board. For the fiscal year ended January 31, 2006, the Ethics Committee held one meeting and currently consists of: Mr. Covitz, Mr. Ray, Mr. Sher, Mr. Willison and Ms. Greer.

     As of December 31, 2005, the Trustees and officers of the Trust owned in the aggregate less than 1% of the total outstanding shares of each Portfolio of the Trust.

     OWNERSHIP OF SHARES OF SUNAMERICA PORTFOLIOS AS OF DECEMBER 31, 2005

     The following table shows the dollar range of shares beneficially owned by each Trustee.

                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                    DOLLAR RANGE OF EQUITY        SECURITIES AND/OR SHARES IN ALL
                          SECURITIES         REGISTERED INVESTMENT COMPANIES OVERSEEN
                     AND/OR SHARES IN THE       BY TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE          PORTFOLIOS*                        COMPANIES**
---------------     ----------------------   ----------------------------------------
Carl D. Covitz                 0                                 0
Gilbert T. Ray                 0                                 0
Allan L. Sher                  0                                 0
Bruce G. Willison              0                                 0
Jana W. Greer                  0                                 0

----------
*    No shares of the Portfolios were outstanding as of December 31, 2005.

** Includes the Trust (32 portfolios as of December 31, 2005) and Seasons Series Trust (24 portfolios).

     As of December 31, 2005, no Independent Trustees nor any of their immediate family members owned beneficially or of record any securities in AIG SAAMCo or AIG SunAmerica Capital Services, Inc. (the "Distributor") or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

COMPENSATION OF TRUSTEES

     The following table sets forth information summarizing the compensation of each Trustee, who is not an officer or employee of AIG SunAmerica Life Assurance Company or its affiliates, for his/her services as Trustee for the fiscal year ended January 31, 2006.

     The Trust does not maintain any pension or retirement plans for the officers or Trustees of the Trust.

                                            PENSION OR
                                            RETIREMENT      TOTAL COMPENSATION
                         AGGREGATE       BENEFITS ACCRUED   FROM TRUST AND FUND
                     COMPENSATION FROM   AS PART OF TRUST     COMPLEX PAID TO
  NAME OF TRUSTEE        THE TRUST           EXPENSES             Trustee*
  ---------------    -----------------   ----------------   -------------------
Carl D. Covitz            $76,385               --                $ 98,500
Monica C. Lozano**         76,385               --                  98,500
Gilbert T. Ray             76,385               --                  98,500
Allan L. Sher              99,664               --                 128,500
Bruce G. Willison          76,385               --                  98,500

----------
* Fund Complex includes the Trust (32 portfolios as of January 31, 2006), AIG Series Trust (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), AIG SunAmerica Focused Alpha Growth Fund (1 fund), AIG SunAmerica Focused Alpha Large-Cap Fund (1 fund) VALIC Company I (32 funds), VALIC Company II (15 funds), and Seasons Series Trust (24 portfolios).

**   Ms. Lozano resigned as Trustee effective March 23, 2006.

          MASTER FUNDS

BOARD OF TRUSTEES AND OFFICERS

TRUSTEES WHO ARE NOT INTERESTED PERSONS(1) OF THE MASTER FUNDS

                                                                                                 NUMBER OF
                                                                                                 BOARDS IN
                                             YEAR FIRST                                            SERIES
                                              ELECTED A                                        COMPLEX(3) ON
                           POSITION(S)       TRUSTEE OF      PRINCIPAL OCCUPATION(S) DURING    WHICH TRUSTEE   OTHER DIRECTORSHIPS
    NAME AND AGE**      HELD WITH SERIES   THE SERIES(2)            PAST FIVE YEARS                SERVES       HELD BY TRUSTEE(4)
    --------------      ----------------   -------------   ---------------------------------   -------------   -------------------
Lee A. Ault III          Chairman of the        1999       Chairman of the Board, In-Q-Tel,           1        Anworth Mortgage
Age: 69                      Board                         Inc. (information technology);                      Asset Corp.; Office
                                                           former Chairman of the Board,                       Depot, Inc.
                                                           President and CEO, Telecredit,
                                                           Inc.

H. Frederick Christie        Trustee            1994       Private investor; former                  19        Ducommun
Age: 72                                                    President and CEO, The Mission                      Incorporated; IHOP
                                                           Group (non-utility holding                          Corporation;
                                                           company, subsidiary of Southern                     Southwest Water
                                                           California Edison Company).                         Company

Joe E. Davis                 Trustee            1991       Private investor; former Chairman          1        Anworth Mortgage
Age: 71                                                    of the Board, Linear Corporation                    Asset Corp.,
                                                           (linear motor design and                            Natural
                                                           production); former President and                   Alternatives, Inc.
                                                           CEO, National Health Enterprises,
                                                           Inc.

Martin Fenton                Trustee            1995       Chairman of the Board, Senior             16        None
Age: 70                                                    Resource Group LLC (development
                                                           and management of senior living
                                                           communities).

Leonard R. Fuller            Trustee            1999       President and CEO, Fuller                 14        None
Age: 59                                                    Consulting (financial management
                                                           consulting firm).

Mary Myers Kauppila          Trustee            1994       Private investor; Chairman of the          5        None
Age: 51                                                    Board and CEO, Ladera Management
                                                           Company (venture capital and
                                                           agriculture); former owner and
                                                           President, Energy Investment, Inc.

Kirk P. Pendleton            Trustee            1996       Chairman of the Board and CEO,             6        None
Age: 66                                                    Cairnwood, Inc. (venture capital
                                                           investment).

   TRUSTEES WHO ARE INTERESTED PERSONS(5),(6) AND OFFICERS OF THE MASTER FUNDS

James K. Dunton           Vice-Chairman         1993       Senior Vice President and                  2        None
Age: 68                   of the Board                     Director, Capital Research.

Donald D. O'Neal          President and         1998       Senior Vice President, Capital             3        None
Age: 45                      Trustee                       Research.

     OTHER OFFICERS(6)

                                              YEAR FIRST    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
                            POSITION(S)       ELECTED AN    AND POSITIONS HELD WITH AFFILIATED ENTITIES OR
    NAME AND AGE**        HELD WITH SERIES    OFFICER(2)              THE PRINCIPAL UNDERWRITER
    --------------      -------------------   ----------   ------------------------------------------------
Alan N. Berro               Senior Vice          1998      Vice President, Capital Research; Senior Vice
Age: 45                      President                     President, Capital Research Company*

Michael J. Downer           Senior Vice          1991      Vice President and Secretary, Capital Research;
Age: 51                      President                     Secretary and Director, American Distributors,
                                                           Inc.*; Director, Capital Bank and Trust Company

Abner D. Goldstine          Senior Vice          1993      Senior Vice President and Director, Capital
Age: 76                      President                     Research

John H. Smet                Senior Vice          1994      Senior Vice President, Capital Research;
Age: 49                      President                     Director, American Funds Distributors, Inc.*

Claudia P. Huntington      Vice President        1994      Senior Vice President, Capital Research;
Age: 53                                                    Director, The Capital Group Companies, Inc.*

Robert M. Lovelace         Vice President        1997      Senior Vice President, Capital Research;
Age: 43                                                    Chairman of the Board, Capital Research Company*

Susan M. Tolson            Vice President        1999      Director, The Capital Group Companies, Inc.*
Age: 43                                                    Senior Vice President, Capital Research Company*

Chad L. Norton               Secretary           1994      Vice President - Fund Business Management
Age: 45                                                    Group, Capital Research

David A. Pritchett           Treasurer           1999      Vice President - Fund Business Management
Age: 39                                                    Group, Capital Research

Steven I. Koszalka      Assistant Secretary      2003      Assistant Vice President - Fund Business
Age: 41                                                    Management Group, Capital Research


Karl C. Grauman         Assistant Treasurer      2006      Vice President - Fund Business Management
Age: 38                                                    Group, Capital Research

Sheryl F. Johnson       Assistant Treasurer      1997      Vice President - Fund Business Management

                                              YEAR FIRST    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
                            POSITION(S)       ELECTED AN    AND POSITIONS HELD WITH AFFILIATED ENTITIES OR
    NAME AND AGE**        HELD WITH SERIES    OFFICER(2)              THE PRINCIPAL UNDERWRITER
    --------------      -------------------   ----------   ------------------------------------------------
Age: 37                                                    Group, Capital Research

----------
*    Company affiliated with Capital Research.

** The address for all Trustees and Officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles California 90071, Attention: Fund Secretary.

(1) A "non-interested" Trustees refers to a Trustee who is not an "interested person" within the meaning of the 1940 Act.

(2) Trustees and officers of the Series serve until their resignation, removal or retirement.

(3) Capital Research manages the American Funds(R), consisting of 29 funds, and endowments, whose shareholders are limited to certain nonprofit organizations.

(4) This includes all directorships (other than those of the American Funds(R)) that are held by each Trustee as a director of a public company or a registered investment company.

(5) "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital Research, or affiliated entities.

(6)  All of the Trustees and officers listed are officers and/or
     Directors/Trustees of one or more of the other funds for which Capital Research serves as investment adviser.

OWNERSHIP OF SHARES OF MASTER FUNDS AS OF DECEMBER 31, 2005

                                                        AGGREGATE DOLLAR RANGE(1) OF SHARES
                            DOLLAR RANGE(1) OF FUND      OWNED IN ALL FUNDS IN THE AMERICAN
    NAME OF TRUSTEE             SHARES OWNED(2)       FUNDS(R) FAMILY OVERSEEN BY THE TRUSTEE
    ---------------         -----------------------   ---------------------------------------
"NON-INTERESTED" TRUSTEES

Lee A. Ault III                       None                        None
H. Frederick Christie                 None                        Over $100,000
Joe E. Davis                          None                        None
Martin Fenton                         None                        Over $100,000
Leonard R. Fuller                     None                        $50,001-$100,000
Mary Myers Kauppila                   None                        Over $100,000
Kirk P. Pendleton                     None                        Over $100,000

"INTERESTED" TRUSTEES(3)

James K. Dunton                       None                        Over $100,000
Donald D. O'Neal                      None                        Over $100,000

----------
(1) Ownership disclosure is made using the following ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and Over $100,000. The amounts listed for "interested Trustees" include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

(2) All of the Series' outstanding shares are owned of record by the separate accounts of insurance companies that use the Series as the underlying investments for variable annuity and variable life insurance contracts.

(3) "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital Research, or affiliated entities.


     Trustee Compensation. No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of Capital Research or its affiliates. The Series typically pays each non-interested Trustee an annual fee of $31,000. If the aggregate annual fees paid to a non-interested Trustee by all funds advised by the investment adviser is less than $50,000, that non-interested Trustee would be eligible for a $50,000 alternative fee. This alternative fee is paid by those Master Funds for which the non-interested Trustee serves as a Trustee on a pro-rata basis according to each Master Fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a Trustee to oversee even one American Fund. A non-interested Trustee who is Chairman of the Master Funds Board (the "Independent Chair") also receives an additional annual fee of $25,000. The Series pays to its Independent Chair an attendance fee for each meeting of a committee of Master Funds Board attended as a non-voting ex-officio member.

     In addition, the Series generally pays to non-interested Trustees fees of
(a) $5,000 for each Master Funds Board meeting attended and (b) $3,000 for each meeting attended as a member of a committee of the Master Funds Board.

     Non-interested Trustees also receive attendance fees of (a) $2,500 for each director seminar or information session organized by Capital Research, (b) $1,500 for each joint audit committee meeting with all other audit committees of funds advised by Capital Research and (c) $500 for each meeting of the Master Funds Board or committee chairs of other American Funds(R). The Master Fund and the other funds served by each non-interested trustee each pay an equal portion of these attendance fees.

     The nominating committee of the Master Funds Board, a committee comprised exclusively of non-interested Trustees, reviews trustee compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the nominating committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the Master Funds Board's oversight obligations, as well as comparative industry data.

     No pension or retirement benefits are accrued as part of Series expenses. Non-interested trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the non-interested trustees.

Trustee compensation paid during the fiscal year ended December 31, 2005 was as follows:

                                                                    TOTAL COMPENSATION
                                                                  (INCLUDING VOLUNTARILY
                                                                DEFERRED COMPENSATION(1))
                           AGGREGATE COMPENSATION (INCLUDING          FROM ALL FUNDS
                                  VOLUNTARILY DEFERRED              MANAGED BY CAPITAL
                                    COMPENSATION(1))                 RESEARCH OR ITS
           NAME                     FROM THE SERIES                   AFFILIATES(2)
           ----            ----------------------------------   -------------------------
Lee A. Ault III                         $88,500                          $ 88,500
H. Frederick Christie(3)                 61,419                           319,920
Joe E. Davis                             91,000                            91,000
Martin Fenton(3)                         65,482                           262,670
Leonard R. Fuller                        51,320                           187,420
Mary Myers Kauppila(3)                   57,900                           184,500
Kirk P. Pendleton(3)                     51,750                           207,500

----------
(1) Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds(R) as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2005 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.


(2) Funds managed by Capital Research, including the American Funds(R) and endowments, whose shareholders are limited to certain nonprofit organizations.


(3) Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2005 fiscal year for participating trustees is as follows: H. Frederick Christie ($315,534), Martin Fenton ($171,528), Mary Myers Kauppila ($747,730) and Kirk P. Pendleton ($548,774). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the Trustees.

     Series Organization and the Master Funds Board of Trustees. The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. All Series operations are supervised by the Master Funds Board, which meets periodically and performs duties required by applicable state and federal laws. Members of the Master Funds Board who are not employed by Capital Research or its affiliates are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

     Massachusetts common law provides that a Trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a Trustee in accordance with that fiduciary duty. Generally, a Trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


     The Series currently consists of separate funds, which have separate assets and liabilities, and invest in separate investment portfolios. The Master Funds Board may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.


     Each Master Fund has three classes of shares - Class 1, Class 2 and Class
3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the Master Funds Board and set forth in the Series' amended and restated rule 18f-3 Plan. Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

     The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Master Funds Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the Master Funds Board could be removed by a majority vote.

     Committees of the Master Funds Board of Trustees. The Series has an Audit Committee comprised of H. Frederick Christie, Joe E. Davis, Martin Fenton and Leonard R. Fuller, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee provides oversight regarding the Series' accounting and financial reporting policies and practices, their internal controls and the internal controls of the Series' principal service providers. The Committee acts as a liaison between the Series' independent registered public accounting firm and the full Master Funds Board. Five Audit Committee meetings were held during the 2005 fiscal year.

     The Series has a Contracts Committee comprised of Lee A. Ault III, H. Frederick Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full Master Funds Board on these matters. Two Contracts Committee meetings were held during the 2005 fiscal year.

     The Series has a Nominating Committee comprised of Lee A. Ault III, Joe E. Davis, Martin Fenton and Mary Myers Kauppila, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Master Funds Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Master Funds Board. The Committee also evaluates, selects and nominates independent Trustee candidates to the full Master Funds Board. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Master Funds Board. Such suggestions must be sent in writing to the Nominating Committee of the Series, addressed to the Series' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2005 fiscal year.

                   INVESTMENT ADVISORY AND RELATED AGREEMENTS


INVESTMENT MANAGER TO THE PORTFOLIOS



     AIG SAAMCo, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311 is the investment manager for each of the Portfolios. AIG SAAMCo was organized in 1982 under the laws of the State of Delaware, except for portfolio management services.



     AIG SAAMCo will provide certain operational support services to each of the Portfolios under its investment advisory and management agreement with the Trust so long as the Portfolios are part of a master-feeder fund structure. Such services will include, but are not limited to: (i) providing general regulatory compliance monitoring services of the Master Fund, including compliance with all applicable federal, state or foreign law or regulation and with the Portfolio's investment objectives and policies; (ii) preparation of additional filings of financial statements (NCSRs) that result from the Portfolios having a separate fiscal year end from the other series of the Trust;
(iii) preparation of an additional prospectus extract and separate SAI for the Portfolios that are filed with the annual update to the registration statement of the Trust; (iv) coordination with the Master Fund's officers and service providers to obtain all information, reports, certifications, signatures and other materials necessary for the a) composition and filing of the Portfolio's registration statements, shareholder reports and other disclosure materials to the extent necessary; and b) preparation and maintenance of any processes, materials and/or reports (including effecting any necessary filings with appropriate regulatory agencies) that may be necessary for the Portfolios pursuant to the Sarbanes-Oxley Act of 2002; (v) building and maintenance of the appropriate infrastructure to ensure appropriate flow of information from Master Fund to Portfolio, such as daily NAV feed, obtaining financial information, including financial highlights, of Master Funds; (vi) fulfilling requirements to provide Master Fund financial statements; (vii) oversight of daily trades into or from the unaffiliated Master Fund, settling all such transactions and performing trading and settlement reconciliations; (viii) facilitating the distribution of Master Fund shareholder materials including annual reports, prospectus, SAI, proxy solicitation and other materials to Portfolio shareholders; (ix) coordinating with the Master Fund's officers and service providers to incorporate Master Fund proxy information into Portfolio proxy solicitation materials; (x) establishing an echo voting mechanism and procedures for Master Fund proxies; (xi) coordinating with the Master Fund's officers and service providers to enable the Portfolios to compile and maintain their respective books and records as may be legally required or reasonably necessary or prudent; (xii) monitoring the level of expenses borne by shareholders of the Master Fund; (xiii) providing regular and special reports, information and other educational materials to the Trustees concerning any particular Portfolio-Master Fund structure or of master-feeder fund structures in general; and (xiv) providing such other services as are necessary or appropriate to the efficient operation of the Portfolios with respect to their investment in corresponding Master Funds.


INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

     Under the Trust's investment advisory and management agreement with AIG SAAMCo (the "AIG SAAMCo Advisory Agreement"), if a Portfolio ceases to operate as part of a master-feeder fund structure, AIG SAAMCo, upon the election of the Board, would provide the Portfolio with investment advisory services, including portfolio management, either directly or with a subadviser. For these services, AIG SAAMCo would be entitled to receive a fee of 0.85% of each Portfolio's (0.95% for Global Growth Portfolio's) average daily net assets, accrued daily and paid monthly. Currently, AIG SAAMCo is waiving 0.60% (0.70% for Global Growth Portfolio) of this advisory fee for each Portfolio because it is not providing portfolio management services to the Portfolios. AIG SAAMCo is also voluntarily waving fees and/or reimbursing expenses so that the total net expense ratio of each Portfolio does not exceed 0.70%. AIG SAAMCo may voluntarily reimburse additional amounts to increase return to a Portfolio's investors. AIG SAAMCo may terminate all such voluntarily waivers and or/reimbursements at any time. Voluntary waivers or reimbursements made by AIG SAAMCO with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to AIG SAAMCo and maintain the foregoing expense limitations. The material terms of the AIG SAAMCo

Advisory Agreement that would take effect if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a subadviser, are described below.

     The Trust, on behalf of each Portfolio, entered into the AIG SAAMCo Advisory Agreement to handle the management of the Trust and its day-to-day affairs. AIG SAAMCo is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), the leading U.S.-based international insurance organization. AIG, a Delaware corporation, is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, retirement savings and asset management.

     The AIG SAAMCo Advisory Agreement provides that the AIG SAAMCo shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of AIG SAAMCo's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the AIG SAAMCo Advisory Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of AIG SAAMCo or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

     The AIG SAAMCo Advisory Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the AIG SAAMCo Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The AIG SAAMCo Advisory Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the AIG SAAMCo Advisory Agreement. The AIG SAAMCo Advisory Agreement also provides for automatic termination upon assignment.

     Under the terms of the AIG SAAMCo Advisory Agreement, AIG SAAMCo is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     MASTER FUNDS

INVESTMENT ADVISER TO THE MASTER FUNDS

     The investment adviser to the Master Funds, Capital Research, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London, Geneva, Hong Kong, Singapore, and Tokyo) with a staff of professionals, many of whom have significant investment experience. Capital Research is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser manages equity assets through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make decisions for the funds on a separate basis.


     The Investment Advisory and Service Agreements (the "Capital Research Agreements") between the Master Funds and Capital Research will continue in effect until December 31, 2006

Fund), unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Master Funds Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Master Fund, and (b) the vote of a majority of Trustees who are not parties to the Capital Research Agreements or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Capital Research Agreements provide that Capital Research has no liability to the Master Funds for its acts or omissions in the performance of its obligations to the Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Capital Research Agreements. The Capital Research Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Capital Research Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

     As compensation for its services, Capital Research receives a monthly investment advisory fee, which is accrued daily, from each Master Fund, and indirectly from each Portfolio as a shareholder in its corresponding Master Fund, calculated at the annual rates described below:

     For the Master Growth Fund, Capital Research receives: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion.

     For the Master Global Growth Fund, Capital Research receives: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion.

     For the Master Growth-Income Fund, Capital Research receives: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets in excess of $27.0 billion.

     For the Master Asset Allocation Fund, Capital Research receives: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.25% on net assets in excess of $8.0 billion.

     In addition to providing investment advisory services, Capital Research furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Master Funds relating to the services furnished by Capital Research. Subject to the expense agreement described below, the Master Funds will pay all expenses not expressly assumed by Capital Research, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with Capital Research; association dues; and costs of stationery and forms prepared exclusively for the Master Funds.

     The Capital Research Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each Master Fund exceed 1 1/2% of the first $30 million of the average month-end total net assets of the Master Fund and 1% of the average month-end total net assets in excess thereof. Expenses that are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


     For the period from September 1, 2004 through March 31, 2005, Capital Research agreed to waive 5% of the management fee that it was otherwise entitled to receive under the Capital Research Agreement.



     Beginning April 1, 2005, Capital Research agreed to waive 10% of the management fees that it is otherwise entitled to receive under the Capital Research Agreements and such waivers will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all Master Funds. For the periods ended December 31, 2004 and 2005, management fees were reduced by the following amounts as a result of this waiver:


     The Master Funds investment adviser's total fees for the fiscal years ended December 31, 2005, 2004 and 2003 were:

                                          FISCAL YEAR ENDED
                               ---------------------------------------
MASTER FUND                        2005          2004          2003
-----------                    -----------   -----------   -----------
Master Growth Fund             $62,832,000   $46,878,000   $29,609,000
Master Global Growth Fund      $13,520,000   $ 9,639,000   $ 5,992,000
Master Growth-Income Fund      $54,602,000   $43,883,000   $29,648,000
Master Asset Allocation Fund   $18,137,000   $14,313,000   $ 9,628,000


                                    WAIVER REDUCTION
                                 -----------------------
                                   2005           2004
                                 ---------       -------
Master Growth Fund               5,598,000       846,000
Master Global Growth Fund        1,201,000       179,000
Master Growth-Income Fund        4,833,000       788,000
Master Asset Allocation Fund     1,606,000       260,000


PORTFOLIO PARTICIPATION AGREEMENTS


     The Trust, the Affiliated Life Insurance Companies, the Series and Capital Research have entered into a master-feeder participation agreement (the "Master-Feeder Participation Agreement"). The Master-Feeder Participation Agreement provides that the Series will make Class 1 shares of its Master Funds available to the Portfolios and contains certain provisions concerning the purchases and redemptions of Class 1 shares by the Portfolios. The Trust and the Affiliated Life Insurance Companies have entered into a participation agreement that sets forth the terms pursuant to which the Trust has agreed to make shares of its Portfolios available to serve as underlying investments for the corresponding divisions of the separate accounts of the Affiliated Life Insurance Companies.


                               PORTFOLIO MANAGERS

     Because each Portfolio invests all or substantially all of its assets in a corresponding Master Fund, the information below summarizes the applicable Master Fund holdings of each portfolio manager to the Master Funds.


                                                              DOLLAR RANGE OF
                                                           INVESTMENTS IN EACH
NAME OF PORTFOLIO MANAGER         MASTER FUND NAME            MASTER FUND(1)
-------------------------   ----------------------------   -------------------
Gordon Crawford             Master Growth Fund                     None
J. Blair Frank                                                     None
Donnalisa Barnum                                                   None
Ronald B. Morrow                                                   None

Robert W. Lovelace          Master Global Growth Fund        $10,001-$50,000
Nick J. Grace                                                      None
Steven T. Watson                                                   None

                                                              DOLLAR RANGE OF
                                                           INVESTMENTS IN EACH
NAME OF PORTFOLIO MANAGER         MASTER FUND NAME            MASTER FUND(1)
-------------------------   ----------------------------   -------------------
James K. Dunton             Master Growth-Income Fund              None
Claudia P. Huntington                                              None
Robert G. O'Donnell                                                None
Donald D. O'Neal                                                   None
C. Ross Sappenfield                                                None

Alan N. Berro               Master Asset Allocation Fund           None
Susan M. Tolson                                                    None
Michael T. Kerr                                                    None
James R. Mulally                                                   None

----------
(1) This column reflects investments in a variable insurance contract, owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined pursuant to Rule 16a-l(a)(2) under the Securities Exchange Act of 1934), that has been allocated to sub-accounts that have purchased shares of the Master Funds. A portfolio manager is presumed to be the beneficial owner of sub-account securities that are held by his or her immediate family members that share the same household as the portfolio manager.

COMPENSATION OF INVESTMENT PROFESSIONALS

     Capital Research uses a system of multiple portfolio counselors in managing Master Fund assets. In addition, Capital Research's investment analysts may make investment decisions with respect to a portion of a Master Fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also manage assets in other mutual funds advised by Capital Research.

     Portfolio counselors and investment analysts are paid competitive salaries by Capital Research. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research also separately compensates analysts for the quality of their research efforts. The benchmarks against which Master Funds' portfolio counselors are measured include:

     -    Master Global Growth Fund -- MSCI World Index, Lipper Global Funds
          Index;

     -    Master Growth Fund -- S&P 500, Lipper Growth Funds Index;

     - Master Growth-Income Fund -- S&P 500, Lipper Growth and Income Funds Index; and

     - Master Asset Allocation Fund -- S&P 500, Lipper Growth and Income Funds Index, Lehman Brothers Aggregate Bond Index, Credit Suisse First Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average.

PORTFOLIO COUNSELOR MASTER FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS

     Shares of the Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor's needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns Master Fund shares (through an insurance contract) in the dollar range noted: Robert W. Lovelace, Master Global Growth Fund, $10,001 - $50,000. At this time, the remaining portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the Series' most recent fiscal year period, they did not hold shares of the Master Funds.


     Portfolio counselors may also manage assets in other funds advised by Capital Research or its affiliates. Other managed accounts as of the end of the Series' most recently completed fiscal year are listed below:


                          NUMBER OF OTHER REGISTERED       NUMBER OF OTHER POOLED
                        INVESTMENT COMPANIES ("RICS")   INVESTMENT VEHICLES ("PIVS")   NUMBER OF OTHER ACCOUNTS THAT
                           THAT PORTFOLIO COUNSELOR       THAT PORTFOLIO COUNSELOR      PORTFOLIO COUNSELOR MANAGES
                          MANAGES (ASSETS OF RICS IN     MANAGES (ASSETS OF PIVS IN     (ASSETS OF OTHER ACCOUNTS IN
PORTFOLIO COUNSELOR              BILLIONS)(1)                   BILLIONS)(2)                    BILLIONS)(3)
---------------------   -----------------------------   ----------------------------   -----------------------------
Alan N. Berro                 3          $145.4                   None                            None
Donnalisa Barnum              1          $128.3                   None                            None
Gordon Crawford               3          $151.8               1          $0.01                    None
James K. Dunton               2          $93.5                    None                            None
J. Blair Frank                1          $15.6                    None                            None
Nick J. Grace                     None                            None                            None
Claudia P. Huntington         4          $46.2                1          $0.01                    Nome
Michael T. Kerr               2          $156.4                   None                            None
Robert W. Lovelace            3          $121.5               1          $0.30                    None
Ronald B. Morrow              1          $28.1                    None                            None
James R. Mulally              2          $54.8                8          $1.19               27          $7.90
Robert G. O'Donnell           2          $52.1                    None                            None
Donald D. O'Neal              2          $207.7               1          $0.04                    None
C. Ross Sappenfield           2          $101.9                   None                            None
Susan M. Tolson               3          $36.0                3          $0.84                2          $0.60
Steven T. Watson              3          $175.1                   None                            None

----------
(1) Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day-to-day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

(2) Represents funds advised or sub-advised by Capital Research and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research. Assets noted are the total net assets of the fund or account and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

(3) Reflects other professionally managed accounts held at companies affiliated with Capital Research. Personal brokerage accounts of portfolio counselors and their families are not reflected.

POTENTIAL CONFLICTS OF INTEREST

     Capital Research has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio counselor's management of one or more Master Funds and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Capital Research believes that all issues relating to potential material conflicts of interest involving the Master Funds and its other managed funds and accounts have been addressed.

                           PERSONAL SECURITIES TRADING

PORTFOLIOS

     Federal law requires the Trust, each of its investment advisers, subadvisers, and principal underwriter to adopt codes of ethics, which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).

     The Trust, AIG SAAMCo and the Distributor have adopted a written Code of Ethics (the "AIG SAAMCo Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the AIG SAAMCo Code is (1) any trustee, director, officer, general partner or advisory person of the Trust or AIG SAAMCo; (2) any "Supervised Person" who has access to non-public information on the purchase or sale of the Portfolios' securities, or non-public information regarding the portfolio holdings of the Portfolios; (3) any "Supervised Person" who is involved in making securities recommendations to the Portfolios, or has access to such recommendations that are non-public; and (4) any other persons designated by the Review Officer (as defined in the AIG SAAMCo Code) as having access to current trading information. A "Supervised Person" means the AIG SAAMCo's partners, officers, directors and employees, and any other person who provides advice on behalf of AIG SAAMCo and is subject to the AIG SAAMCo's supervision and control.

     The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by AIG SAAMCo, (ii) initial public offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) market timing and (vii) services as a director. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Portfolios. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. AIG SAAMCo reports to the Board on a quarterly basis, as to whether there were any material violations of the AIG SAAMCo Code by Access Persons of the Trust during the quarter.

MASTER FUNDS

     The Series, Capital Research and its affiliated companies have adopted codes of ethics, which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

                             DISTRIBUTION AGREEMENT

     PORTFOLIOS

     The Trust, on behalf of each Portfolio, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, an affiliate of AIG SAAMCo, a registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of Class 3 shares of each Portfolio to the Separate Accounts of the Affiliated Life Insurance Companies. The address of the Distributor is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992. The Distribution Agreement provides that the Distributor may also distribute shares of the Portfolios. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the cost of printing and distributing prospectuses, annual reports and other periodic reports with respect to each Portfolio, for distribution to persons who are not shareholders of such Portfolio and the costs of preparing, printing and distributing any other supplemental advertising and sales literature. However, certain promotional expenses may be borne by the Portfolio, including printing and distributing prospectuses, proxy statements, notices, annual reports and other periodic reports to existing shareholders. After its initial approval, the Distribution Agreement will continue in effect for an initial two-year term and thereafter from year to year, with respect to each Portfolio, if such continuance is approved at least annually by vote of a majority of the Trustees, including a majority of the disinterested Trustees. The Trust or the Distributor each has the right to terminate the Distribution Agreement with respect to a Portfolio on 60 days' written notice, without penalty. The Distribution Agreement automatically terminates with respect to each Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

     MASTER FUNDS

     American Funds Distributors, Inc. ("AFD") is the distributor of the Master Fund's shares. AFD is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


     Pursuant to an agreement among the Distributor, AIG SunAmerica Life Assurance Company ("ASLAC"), First SunAmerica Life Insurance Company ("FSA"), Capital Research and AFD, the Series' principal underwriter, ASLAC and FSA will pay AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by ASLAC or FSA through investment by the Portfolios in the Master Funds.


                                RULE 12B-1 PLANS

     PORTFOLIOS

     The Board has adopted a Rule 12b-1 Plan for Class 3 shares (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. Under that 12b-1 Plan, the Portfolios pay the Distributor from their Class 3 shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of each Portfolio's Class 3 shares' average daily net assets. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 3 shares. Because these fees are paid out of each Portfolio's Class 3 assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

     MASTER FUNDS

     The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the Portfolios invest.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     PORTFOLIOS

     Under the Code, each Portfolio is treated as a separate regulated investment company providing qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies and net income derived from interests in "qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities, and other securities limited in respect of any one issuer to not greater than 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, any two or more issuers that the portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

     Portfolio investments in partnerships, including in qualified publicly traded partnerships, may result in a Portfolio's being subject to state, local or foreign income, franchise or withholding tax liabilities.

     So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends. Dividends from net investment income and capital gain distributions, if any, are paid annually. All distributions are reinvested in shares (of the same class) of the Portfolio at net asset value unless the transfer agent is instructed otherwise.

     Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gain net income in accordance with a calendar year distribution requirement in order to avoid imposition of a nondeductible 4% excise tax. However, the excise tax generally does not apply to a regulated investment company whose only shareholders are certain tax-exempt trust or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid imposition of the excise tax, each Portfolio intends to qualify for this exemption or to comply with the calendar year distribution requirement.

     Each Portfolio of the Trust is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the value of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio, or a Master Fund in which a Portfolio is invested, fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for federal income tax purposes and the income allocable to the contracts will be subject to federal income tax as ordinary income.

     Since the shares of the Portfolios are offered only in connection with the variable contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the variable contracts, see the Prospectus for such contracts.

     A Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Portfolio equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof ("original issue discount") each year that the securities are held, even though the Portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by a Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Portfolio's investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Portfolio's recognition of taxable income in excess of cash generated by such investments.

     Options, forward contracts, futures and foreign currency transactions entered into by a Portfolio will be subject to special tax rules. These rules may accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Portfolio.

     A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or on any gain from disposition of the stock (collectively, the "PFIC income"), plus a certain interest charge, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as marketable stock. The election must be made separately for each PFIC held by a Portfolio and, if the election is in effect, at the end of the Portfolio's taxable year, the Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized in prior years. Alternatively, a Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. In order to make this election, a Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.

     Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of the Portfolio assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

     MASTER FUNDS

     Each Master Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. Each Master Fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a Master Fund may determine that it is in the interest of shareholders to distribute less than that amount.

     To be treated as a regulated investment company under Subchapter M of the Code, each Master Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies and net income derived from interests in "qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income), and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Master Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, any two or more issuers which the Master Fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

     Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed ordinary income and capital gain net income of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by a Master Fund from its current year's ordinary income and capital gain net income and (b) any amount on which the Master Fund pays income tax during the periods described above. Although each Master Fund intends to distribute its ordinary income and capital gain net income so as to avoid excise tax liability, any Master Fund may determine that it is in the interest of shareholders to distribute a lesser amount.

     In addition to the asset diversification and other requirements for qualification as a regulated investment company, the Master Funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a Master Fund should fail to comply with these regulations, contracts invested in that Master Fund or in a Portfolio invested in that Master Fund will not be treated as annuity, endowment or life insurance contracts under the Code.

     Dividends. Each Master Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Master Funds accrue receivables or liabilities denominated in a foreign currency and the time the Master Funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as
Section 988 gains or losses, may increase or decrease the amount of a Master Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If a Master Fund invests in stock of certain passive foreign investment companies, the Master Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Master Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Master Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Master Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Master Fund's investment company taxable income and, accordingly, would not be taxable to the Master Fund to the extent distributed by the Master Fund as a dividend to its shareholders.

     To avoid such tax and interest, each Master Fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The Master Funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the Master Funds each year, even though the Master Funds will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Master Funds that must be distributed to shareholders in order to maintain the qualification of the Master Funds as regulated investment companies and to avoid federal income taxation at the level of the Master Funds.

     In addition, some of the bonds may be purchased by the Master Funds at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a Master Fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If a Master Fund has paid a premium over the face amount of a bond, the Master Fund has the option of either amortizing the premium until bond maturity and reducing the Master Fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held for one year or less is treated as a short-term capital gain.

     Dividend and interest income received by the Master Funds from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

     Capital Gains and Distributions. The Master Funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the Master Funds.

     See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                               PORTFOLIO TURNOVER

     MASTER FUNDS AND PORTFOLIOS

     Since the Portfolios invest all or substantially all of their assets in a corresponding Master Fund, the Portfolios are not in a position to affect the portfolio turnover of the Master Funds. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. To the extent a Master Fund engages in frequent and active trading and as a result, experiences high portfolio turnover, then such high portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Master Fund.

                               SHARES OF THE TRUST

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Trust consists of 36 separate portfolios, some of which offer Class 1, Class 2 and/or Class 3 shares. The four Portfolios currently offer only Class 3 shares. All shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration of Trust to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

     In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though:
(1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of the Trust.

     If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

     The Class 3 shares of a given Portfolio are identical in all respects with the other two classes of the Trust, except that (i) Class 3 may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service and distribution fees; (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted.

     You have an interest only in the assets of the Class 3 shares of the Portfolio, which you own. In the event of liquidation of a Portfolio, Class 3 shares will share pro rata in the distribution of the net assets of such Portfolio with all other Class 3 shareholders. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

SHAREHOLDER INQUIRIES

     All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this SAI.

                                 PRICE OF SHARES

     PORTFOLIOS

     Class 3 shares of the Trust are currently offered only to the separate accounts of the Affiliated Life Insurance Companies ("Variable Separate Accounts"). The Trust is open for business on any day the New York Stock Exchange (the "NYSE") is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NAV per share of Class 3 of a Portfolio is calculated by taking the NAV of a Portfolio's corresponding Master Fund, adding the value of the other assets held by such Portfolio, subtracting the Portfolio's liabilities attributable to the Portfolio, and dividing by the number of shares of Class 3 that are outstanding. The NAV of Class 3 shares of a Portfolio will also be computed on each other day in which there is a sufficient degree of trading in such Portfolio's securities that the NAV of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such Portfolio's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

     Shares of the Portfolios are not sold to individual investors. The Variable Separate Accounts purchase shares of a Portfolio in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Portfolio then invests its proceeds in its respective Master Fund, which, in turn, buys securities for the Master Fund's portfolio. Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

     The Trust will not compute net asset value for the Portfolios on customary national business holidays, including the following: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other days when the NYSE is closed.

     Each Portfolio reserves the right to not determine net asset value when:
(i) a Portfolio has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Portfolio's portfolio do not affect that Portfolio's net asset value.

     THE NAV OF THE PORTFOLIOS IS DETERMINED BASED ON THE NAV OF THE MASTER FUNDS. SECURITIES OF EACH MASTER FUND ARE VALUED AT THEIR NAV.

     The policies and procedures that would take effect if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser, are described below.

     Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

     As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Trustees.

     Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

     Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of AIG SAAMCo or a subadviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Total return, equity and interest rate swap contracts are valued based upon broker quotes received from the market maker. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

     Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

     MASTER FUNDS

     All portfolio securities of funds managed by Capital Research are valued, and the NAV per share for each share class are determined, as follows:

     1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

     Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

     Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

     Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Master Funds Board. Subject to the Master Funds Board's oversight, the Master Funds Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the Series' investment adviser. The Master Funds Board receives regular reports describing fair-valued securities and the valuation methods used.

     The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation

Committee based upon what a fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined), which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

     2. Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

     3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

     PORTFOLIOS

     Since the Portfolios invest their assets in the Master Funds, AIG SAAMCo does not currently execute portfolio transactions on behalf of the Portfolios; however, if AIG SAAMCo or a subadviser begins to provide portfolio management services to the Portfolios, AIG SAAMCo or such subadviser would execute portfolio transactions for the Portfolio pursuant to the following policies and procedures.

     It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid. Sales of Portfolio shares are not considered a factor in the selection of a broker to effect transactions in Portfolio securities.

     A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by AIG SAAMCo or the subadvisers.

     AIG SAAMCo or the subadvisers may cause a Portfolio to pay broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom AIG SAAMCo or the subadvisers place the Trust's portfolio transactions, AIG SAAMCo or the subadvisers may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may be used by AIG SAAMCo or the subadvisers in connection with the Trust and could be useful and of value to AIG SAAMCo or the subadvisers in serving other clients as well as the Trust.

Research services obtained by AIG SAAMCo or the subadvisers, as a result of the placement of portfolio brokerage of other clients, could also be useful and of value in serving the Trust.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Subject to the above considerations, AIG SAAMCo or the subadvisers may use broker-dealer affiliates of AIG SAAMCo or the subadvisers, as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures, which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.


     Commission Recapture Program. The Board has determined that a commission recapture program is in the best interest of each Portfolio and its shareholders and therefore has conveyed that information to the subadvisers. A commission recapture program includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client's brokerage transactions to that broker-dealer who commits to returning a portion of their commission to the respective underlying Portfolio. A Portfolio may participate in a commission recapture program, provided the portfolio manager can obtain the best price and execution for trades. Thus, a Portfolio may benefit from the products or services or recaptured commissions obtained through the commission recapture program, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Portfolio indicates that this is a commission recapture transaction, the Portfolio will get a percentage of commissions paid on either domestic trades or international trades credited back to the Portfolio. The brokerage of one Portfolio will not be used to help pay the expenses, or otherwise recaptured for the benefit, of any other Portfolio. AIG SAAMCo will continue to waive its fees or reimburse expenses for any Portfolio for which it has agreed to.


     MASTER FUNDS

     The Master Funds' investment adviser places orders with broker-dealers for the Series' portfolio transactions. The investment adviser strives to obtain best execution on each fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The Series does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the Series' portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the Series' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the Series' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the Series' portfolio transactions.

     Portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

     Brokerage commissions and explicit concessions paid on portfolio transactions for the fiscal years ended December 31, 2005, 2004 and 2003 were:

                                          FISCAL YEAR ENDED
                               ---------------------------------------
                                   2005          2004          2003
                               -----------   -----------   -----------
Master Global Growth Fund      $ 2,106,000   $ 1,909,000   $ 1,074,000
Master Growth Fund             $17,310,000   $13,718,000   $12,922,000
Master Growth-Income Fund      $10,782,000   $11,022,000   $ 7,247,000
Master Asset Allocation Fund   $ 4,634,000   $ 3,419,000   $ 2,876,000

     With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs, which may be reflected in the spread between the bid and asked price. The volume of trading activity by Master Global Growth Fund, Master Growth Fund and Master Asset Allocation Fund increased during the year, resulting in an increase in brokerage commissions and concessions paid on portfolio transactions.

     The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series' portfolio transactions during the Series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year.

     At the end of the Series' most recent fiscal year, the Series' regular broker-dealers included Banc of America Securities, LLC, Deutsche Bank AG, J.P. Morgan Securities Inc., State Street Bank & Trust Company ("State Street") and Citigroup Global Markets Inc. As of the Series' fiscal year-end, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

                                AFFILIATED COMPANY OF     TYPE OF
                                REGULAR BROKER-DEALER    SECURITY      AMOUNT
                               -----------------------   --------   ------------
Master Global Growth Fund      Citigroup Inc.             equity    $  7,280,000
Master Growth Fund             Citigroup Inc.             equity    $124,965,000
                               Bank of America Corp.       debt     $ 99,614,000
Master Growth-Income Fund      Citigroup Inc.             equity    $277,834,000
                               Bank of America Corp.      equity    $167,524,000
                               Bank of America Corp.       debt     $ 99,752,000
                               J.P. Morgan Chase & Co.    equity    $164,630,000
                               State Street Corp.         equity    $ 47,124,000
Master Asset Allocation Fund   Bank of America Corp.      equity    $ 51,059,000
                               J.P. Morgan Chase & Co.    equity    $ 59,535,000
                               Citigroup Inc.             equity    $ 82,501,000
                               State Street Corp.         equity    $ 69,300,000

                              FINANCIAL STATEMENTS

         PORTFOLIOS

     The Portfolios have not yet commenced operations. In the future, the Report of Independent Auditors and Financial Statements of the Trust for each fiscal year included in the Trust's Annual Report will be incorporated herein by reference.

     MASTER FUNDS

     The audited financial statements of the Master Funds for the fiscal year ended December 31, 2005, as set forth in the Master Funds' annual reports to shareholders, including the reports of PricewaterhouseCoopers LLP and the unaudited financial statements of the Master Funds for the period ended June 30, 2005, as set forth in the Master Funds' Semi-Annual reports to shareholders, are incorporated by reference into this SAI.

     Copies of the reports are available without charge upon request by writing the Trust or by calling toll free at (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

                               GENERAL INFORMATION

CUSTODIAN

     PORTFOLIOS

     State Street, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend paying agent for the Trust.

     MASTER FUNDS

     Securities and cash owned by all Master Funds, including proceeds from the sale of shares of the Master Funds and of securities in the Master Funds' portfolios, are held by State Street, 225 Franklin Street, Boston, MA 02105, as Custodian. Non-U.S. securities may be held by State Street in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

TRANSFER AGENT

     PORTFOLIOS

     State Street, 225 Franklin Street, Boston, Massachusetts 02110, also serves as the Trust's transfer agent and dividend paying agent.

     MASTER FUNDS

     American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $9,274 for Class 1 shares, $40,296 for Class 2 shares and $1,658 for Class 3 shares for the 2005 fiscal year.

LEGAL COUNSEL

     PORTFOLIOS

     The firm of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019-6099 has been selected as legal counsel to the Trust.

     MASTER FUNDS

     Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the Master Funds and for trustees who are not interested persons (as defined by the 1940 Act) of the Master Funds. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the Master Funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the Master Funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the Master Funds' "independent legal counsel" will be made at least annually by the independent trustees of the Master Funds, as prescribed by the 1940 Act and the rules thereunder.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

     PORTFOLIOS

     PricewaterhouseCoopers LLP, 1201 Louisiana Street, Houston, Texas 77002-5678, is the Trust's independent registered public accounting firm. PricewaterhouseCoopers LLP performs an annual audit of the Trust's financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC.

     MASTER FUNDS

     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Master Funds' independent registered public accounting firm providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the Master Funds' independent registered public accounting firm is reviewed and determined annually by the Master Funds Board.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     PORTFOLIOS

     The Board has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Portfolio shareholders and to address potential conflicts of interest that could arise between the interests of Portfolio shareholders and the interests of the Portfolios' various service providers. However, under the master-feeder structure, each Portfolio's sole portfolio holding, other than cash or cash equivalents, is shares of its corresponding Master Fund, and so long as each Portfolio operates under the master-feeder structure, each Portfolio will only disclose its holdings of its corresponding Master Fund. The following policies and procedures that would take effect if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a sub-adviser, are described below.

     The Board has adopted policies and procedures relating to disclosure of the Portfolios' securities. These policies and procedures prohibit the release of information concerning portfolio holdings, which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios' shares and other parties, which are not employed by AIG SAAMCo or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their participants) are met, the Trust does not provide or permit others to provide information about the Portfolios' holdings on a selective basis.

     The Trust will make the Portfolios' portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within 60 days of the end of the Trust's fiscal quarter.

     In addition, the Trust generally will make publicly available, on a periodic basis, information regarding a Portfolio's top ten holdings (including name and percentage of a Portfolio's assets invested in each holding) and the percentage breakdown of a Portfolio's investments by country, sector and industry, as applicable. This information is generally made available through the Trust's website, marketing communications (including printed advertising and sales literature), and/or the Trust's telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Trust's legal department. The Trust and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.

     Before any non-public disclosure of information about a Portfolio's holdings is permitted, any employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must then be submitted to the legal and compliance departments of AIG SAAMCo and the Trust. The Trust's Chief Compliance Officer and/or AIG SAAMCo's legal counsel are responsible for authorizing the selective release of portfolio holding information. If the request is approved, the Trust and the third party must execute a confidentiality agreement governing the third party's duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential.

     The Trust's executive officers and AIG SAAMCo's legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Portfolios' participants and the Portfolios' affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary for the Portfolios' operation or useful to the Portfolios' participants without compromising the integrity or performance of the Portfolios.

     At each quarterly meeting of the Board, the Trustees review a report disclosing the third parties to whom the Portfolios' holdings information has been disclosed and the purpose for such disclosure, and consider whether or not the release of information to such third parties is in the best interest of the Portfolios and its participants.

     PricewaterhouseCoopers, LLP. PricewaterhourseCoopers, LLP is provided with entire portfolio holdings information during periods in which it performs its audits or reviews of the Portfolios' financial statements. PricewaterhouseCoopers, LLP does not disclose to third parties information regarding the Portfolios' holdings.

     State Street. State Street, as custodian to the Portfolios, has daily access to the entire holdings of each Portfolio. SSB&T does not disclose or release information regarding the Portfolios' holdings except as instructed by the Portfolio.

     Lipper. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis, this information is disclosed approximately 15 days after the month end. Lipper analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio's asset class and category in order to place each Portfolio in the appropriate peer group. Lipper does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to Lipper subscribers approximately 60 days after the receipt of information from the Portfolio.

     Morningstar. Morningstar is a subscription-based service, though certain information regarding stocks and retail mutual Portfolios may be accessed through its web site at no charge. Information regarding the Portfolios is available only with a subscription. State Street forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately 30 days after each month end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Through Morningstar's DataLab product, entire portfolio holdings information is available to subscribers approximately one week of Morningstar's receipt of the information. Other Morningstar subscription-based products provide statistical measures and portfolio information generally between 15 to thirty 30 days after its receipt of such information.

     S&P. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately 30 days after the month end. S&P analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio's asset class and category in order to place each Portfolio in the appropriate peer group. S&P does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to S&P subscribers approximately 60 days after the receipt of information from the Portfolio.

     Bloomberg. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately 30 days after the month end. This information is made available to subscribers of Bloomberg's various databases within one to 14 days of its receipt.

     Thompson Financial. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis, approximately 30 days after the month end. This information is made available to subscribers of Thompson Financial's various databases within a few days of its receipt.

     Financial Printers. Portfolio Accounting provides various financial printers with portfolio holdings information between 30 and 60 days after each portfolio's fiscal quarter. Financial printers assist the Portfolios with the filing of their annual and semi-annual shareholder reports and quarterly regulatory filings with the SEC and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC's EDGAR database.

     Investment Company Institute ("ICI"). Portfolio Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Portfolios on a quarterly basis, approximately 15 days after the quarter end. The ICI uses this information for survey purposes and does not disclose a particular Portfolio's holding information publicly.

     Plexus Group. State Street provides purchase and sale information with respect to the Portfolios' equity holdings on a quarterly basis approximately 15 days after the quarter end. Plexus analyze the information to produce reports containing brokerage execution statistics and comparisons. These reports are provided to the Portfolios and Plexus does not disclose publicly the information they receive or the reports they prepare. AIG SAAMCo's contract with Plexus includes a confidentiality clause.

     Institutional Shareholders Services ("ISS"). ISS downloads weekly portfolio information (i.e., custodian identification number, security identification number, share position and description of the security) through State Street Insight System. This information is used solely for the purposes of voting proxies on behalf of the Portfolios and is not publicly disclosed. AIG SAAMCo's contract with ISS includes confidentiality disclosure.

     MASTER FUNDS

     The Master Funds' investment adviser, Capital Research, on behalf of the Master Funds, has adopted policies and procedures with respect to the disclosure of information about the Master Funds' portfolio securities. These policies and procedures have been reviewed by the Master Funds Board and compliance will be periodically assessed by the Master Funds Board in connection with reporting from the Master Funds' Chief Compliance Officer of any deviations from, or changes to, these policies and procedures.


     Under these policies and procedures, the Master Funds' complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Master Funds website no earlier than the tenth day after such calendar quarter. In addition, the Master Funds' list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the Master Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Master Funds website. Affiliates of the Master Funds
(including the Master Funds Board's members and officers, and certain personnel of the Master Funds' investment adviser and its affiliates) and certain service providers (such as the Master Funds' custodian, insurance companies and outside counsel) who require such information for legitimate business and Master Fund oversight purposes may receive such information earlier.

     Affiliated persons of the Master Funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Third party service providers of the Master Funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the Master Funds website to persons not affiliated with the Master Funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the Master Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the Master Funds nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

     The authority to disclose a Master Fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the Master Funds' investment adviser. In exercising its authority, the Investment Committee determines whether disclosure of information about the Master Fund's portfolio securities is appropriate and in the best interest of Master Fund shareholders. Capital Research has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of Master Fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about Master Fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with Master Fund transactions. In addition, Capital Research believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Master Fund service providers for legitimate business and Master Fund oversight purposes) until such holdings have been made public on the Master Funds website, helps reduce potential conflicts of interest between Master Fund shareholders and Capital Research and its affiliates.


                      PROXY VOTING POLICIES AND PROCEDURES


     The Trust has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Trust and AIG SAAMCo. The policies and procedures enable the Trust to vote proxies in a manner consistent with the best interests of the Trust's shareholders. The material terms of the Trust's proxy voting policies and procedures that would take effect if AIG SAAMCo begins to provide portfolio management services to the Portfolios, either directly or through a subadviser, are described below.

     The Trust has retained a proxy voting service, the Institutional Shareholder Services ("ISS"), to effect votes on behalf of the Trust according to the Trust's policies and procedures, and to assist the Trust with recordkeeping of proxy votes. Except as otherwise described below regarding case-by-case voting matters, AIG SAAMCo has discretion concerning proxy voting decisions.

     Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors a portfolio manager may consider is the quality and depth of the company's management. In holding portfolio securities, the Trust is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Trust's policies and procedures therefore provide that the Trust will generally vote in support of management recommendations on most corporate matters. When a Trust's portfolio manager is dissatisfied with a company's management, the Trust typically will sell the holding.

     Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the proxy voting committee generally will rely on the guidance or a recommendation from the proxy voting service, but may also rely on other appropriate personnel of AIG SAAMCo and/or the subadviser of a Portfolio or other sources. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of the Trust's shareholders.

     Examples of the Trust's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Trust's voting positions on specific matters:

     -    Vote with management recommendations on most corporate matters;

     - Vote on a case-by-case basis on proposals to increase or decrease authorized common stock;

          Vote against the authorization of preferred stock with unspecified voting, conversion, dividend distribution and other rights ("blank checks" preferred stock);

     - Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;

     - Vote on a case-by-case basis regarding finance, merger and acquisition matters;

     -    Vote against most shareholder proposals;

     - Abstain from voting on social responsibility or environmental matters, unless the portfolio's objective is directly related to the social or environmental matter in question(1);

     -    Not vote proxies for passively managed portfolios(2); and

     -    Vote on a case-by-case basis on equity compensation plans.

     Conflicts of Interest. Members of the proxy voting committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Trust's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by ISS, an independent third-party.

     However, if a situation arises where a vote presents a conflict between the interests of a Trust's shareholders and the interests of AIG SAAMCo, the Trust's, or one of AIG SAAMCo's affiliates, and the conflict is known to the proxy voting committee, the proxy voting committee will consult with a Trustee who is not an "interested" person, as the term is defined in the 1940 Act, time permitting, before casting the vote to ensure that the Trust votes in the best interest of its shareholders. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and determine the vote to ensure that the Trust selects the vote that is in the best interests of the Trust's shareholders.

     Proxy Voting Records. ISS will maintain records of voting decisions for each vote cast on behalf of the Trust. Pursuant to SEC requirements, beginning in August of 2004, on an annual basis the Trust will make available on its website its proxy voting record for the one-year period ending on June 30th. The proxy voting record will also be available on the SEC's website at http://www.sec.gov.

----------

   (1) In these circumstances, the Portfolio will consider the effect that the vote's outcome may have on the issuing company and the value of its securities as part of the Portfolio's overall investment evaluation of whether to retain or sell the company's securities. The Portfolio will either retain or sell the securities according to the best interests of the Portfolio's shareholders.

  (2) The Board has determined that the costs of voting proxies for passively managed Portfolios will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the Portfolio retains a particular security. That is, the Portfolio will retain or sell a particular security based on objective, rather than subjective, criteria.

     MASTER FUNDS


     Because the Portfolios invest all or substantially all of their assets in corresponding Master Funds, the authority to vote proxies related to the Master Funds' portfolio securities has been provided to Capital Research, the Master Funds' investment adviser. Capital Research's proxy voting procedures and guidelines are summarized below.


     The Master Funds and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the Master Funds, other funds in the Series and Endowments. Certain funds in the Series have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


     All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


     The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more Master Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

     The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


     On August 31 of each year, each Master Fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June
30. Each Master Fund's voting record for the 12 months ended June 30, 2005 is available on the Master Funds website at americanfunds.com and on the SEC's website at www.sec.gov.

     The following summary sets forth the general positions of the Series Funds(R), Endowments, the Master Funds and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at (800) 421-0180 or visiting the Master Funds website.


     Director Matters. The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     Shareholder Rights. Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     Compensation and Benefit Plans. Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     Routine Matters. The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

                     SHAREHOLDER AND TRUSTEE RESPONSIBILITY

     Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by

                             REGISTRATION STATEMENT

     A registration statement has been filed with the SEC under the Securities Act, as amended, and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

     A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

          AAA-      Debt rated 'AAA' has the highest rating assigned by Standard
                    & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

          A- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

     Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          BB - Debt rated 'BB' is less vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

          B- Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

          CCC- Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

          CC - Debt rated 'CC' typically is currently highly vulnerable to nonpayment.

          C- Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

          D- Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

          Aaa- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

          A- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

          Baa- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered well-assured.
                    Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca- Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

     Excerpts from Moody's Investors Service, Inc.'s description of state and municipal note ratings:

          MIG-1-- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and broad-based access to the market for refinancing, or both.

          MIG-2-- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          MIG-3-- Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

          AAA- Bonds considered to be investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

          AA- Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

          A- Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

          BBB- Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

          BB- Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met.
                    Securities rated in this category are not investment grade.

          B- Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          CCC, CC   Bonds are considered a high default risk. Default is a real
          and C     possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or
                    economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signals imminent default.


          DDD, DD   Bonds are in default. Such bonds are not meeting current
          and D     obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest
                    potential for recovery.

                               SHORT-TERM RATINGS
                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

          A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

          A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

          C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

          D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard &
                    Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

          SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

          SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3      Speculative capacity to pay principal and interest.


                           MOODY'S SHORT-TERM RATINGS

     Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

          MIG 1/VMIG 1   This designation denotes best quality. There is present
                         strong protection by established cash flows, superior
                         liquidity support or demonstrated broad-based access to
                         the market for refinancing.

          MIG 2/VMIG 2   This designation denotes high quality. Margins of
                         protection are ample although not so large as in the
                         preceding group.

          MIG 3/VMIG 3   This designation denotes favorable quality. All
                         security elements are accounted for but there is
                         lacking the undeniable strength of the preceding
                         grades. Liquidity and cash flow protection may be
                         narrow and market access for refinancing is likely to
                         be less well established.

          MIG 4/VMIG 4   This designation denotes adequate quality. Protection
                         commonly regarded as required of an investment security
                         is present and although not distinctly or predominantly
                         speculative, there is specific risk.

          SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

          F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)      (i)       Declaration of Trust. Incorporated herein by reference to
                   Post- Effective Amendment No. 6 to the Registrant's
                   Registration Statement on Form N-1A (File No. 811-7238) filed on February 29, 1996.

         (ii)      Amendment to Declaration of Trust dated September 16, 1992
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 6 to the Registrant's Registration Statement on Form N-1A
                   (file No 811-7238) filed on February 29, 1996.

         (iii)     Amendment to Declaration of Trust dated September 29, 1992.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 6 to the Registrant's Registration Statement on Form N-1A
                   (file No. 811-7238) filed on February 29, 1996.

         (iv)      Incorporated herein by reference to Post-Effective Amendment
                   No. 6 to the Registrant's Registration Statement on Form N-1A
                   (file No. 811-7238) filed on February 29, 1996.

         (v)       Establishment and Designation of Shares of Beneficial
                   Interest dated June 1, 1996. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's
                   Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

         (vi)      Amendment to Establishment and Designation of Shares of
                   Beneficial Interest dated June 3, 1996. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (vii)     Establishment and Designation of Shares of Beneficial
                   Interest dated April 7, 1997. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (viii)    Establishment and Designation of Shares of Beneficial
                   Interest dated February 1, 1998. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (ix)      Establishment and Designation of Shares of Beneficial
                   Interest dated September 1, 1998. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (x)       Establishment and Designation of Shares of Beneficial
                   Interest dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (xi)      Establishment and Designation of Shares of Beneficial
                   Interest dated April 10, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (xii)     Establishment and Designation of Shares of Beneficial
                   Interest dated July 1, 2000. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's
                   Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

         (xiii)    Establishment and Designation of Shares of Beneficial
                   Interest dated December 29, 2000. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (xiv)     Establishment and Designation of Shares of Beneficial
                   Interest dated July 9, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's
                   Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

         (xv) Amended and Restated Establishment and Designation of Shares of Beneficial Interest dated October 15, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File
                   No. 811-7238) filed on April 15, 2004.

         (xvi)     Establishment and Designation of Shares of Beneficial
                   Interest and Establishment and Designation of Classes dated
                   August 1, 2002. Incorporated herein by reference to Post-
                   Effective Amendment No. 35 to the Registrant's Registration
                   Statement on Form N-1A (File No. 811-7238) filed on April 15,
                   2004.

         (xvii)    Establishment and Designation of Classes effective September
                   30, 2002. Incorporated herein by reference to Post-Effective
                   Amendment No. 32 to the Registrant's Registration Statement of Form N-1A (File No. 811-7238) filed February 4, 2003.

         (xviii)   Amendment to Establishment and Designation of Series dated
                   May 1, 2003. Incorporated herein by reference to Post-
                   Effective Amendment No. 35 to the Registrant's Registration
                   Statement on Form N-1A (File No. 811-7238) filed on April 15,
                   2004.

         (xix) Amended and Restated Establishment and Designation of Shares of Beneficial Interest dated December 15, 2003. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File
                   No. 811-7238) filed on April 15, 2004.

         (xx) Amended and Restated Establishment and Designation of Series and Classes of Shares dated May 26, 2005. Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on July 15, 2005.


         (xxi)     Establishment and Designation of Shares of Beneficial
                   Interest and Establishment and Designation of Classes dated
                   June 1, 2006. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's
                   Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.


(b)      (i)       Amended and Restated By-Laws dated June 15, 2004.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 36 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on April 14, 2005.

         (ii)      Amendment to Amended and Restated By-Laws dated September 8,
                   2005. Incorporated herein by reference to Post- Effective
                   Amendment No. 39 to the Registrant's Registration Statement on Form N-lA (File No. 811-7238) filed on April 14, 2006.

(c) Instruments Defining Rights of Security Holders. Incorporated herein by reference to Exhibits (a) and (b) above.


(d)      (i)       Investment Advisory and Management Agreement between
                   Registrant and AIG SunAmerica Asset Management Corp.
                   ("SAAMCo") dated June 1, 2006. Incorporated herein by
                   reference to Post-Effective Amendment No. 40 to the
                   Registrant's Registration Statement on Form N-1A
                   (File No. 811-7238) filed on June 16, 2006.


         (ii)      Subadvisory Agreement between SAAMCo and Alliance Capital
                   Management L.P. dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (iii)     Amendment to Subadvisory Agreement between SAAMCo and
                   Alliance Capital Management L.P. dated August 1, 2002.
                   Incorporated herein by reference to Post- Effective Amendment
                   No. 35 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on April 15, 2004.

         (iv)      Amendment No. 2 to Subadvisory Agreement between SAAMCo and
                   Alliance Capital Management L.P. dated October 3, 2005.
                   Incorporated herein by reference to Post- Effective Amendment
                   No. 39 to the Registrant's Registration Statement on Form
                   N-lA (File No. 811-7238) filed on April 14, 2006.

         (v)       Subadvisory Agreement between SAAMCo and Banc of America
                   Capital Management, Inc. dated April 5, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File
                   No. 811-7238) filed on April 15, 2004.

         (vi)      Amendment No. 1 to Subadvisory Agreement between SAAMCo and
                   Banc of America Capital Management, Inc. dated February 14,
                   2005. Incorporated herein by reference to Post-Effective
                   Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 14, 2005.

         (vii)     Amendment No. 2 to Subadvisory Agreement between SAAMCo and
                   Columbia Management Advisors, LLC (formerly Banc of America
                   Capital Management, LLC) dated October 3, 2005. Incorporated herein by reference to Post- Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-lA (File
                   No. 811-7238) filed on April 14, 2006.

         (viii)    Subadvisory Agreement between SAAMCo and Davis Selected
                   Advisers, L.P dated February 23, 2001. Incorporated herein by reference to the Registrant's Form N-14 filed on August 21, 2003.

         (ix)      Subadvisory Agreement between SAAMCo and Federated Investment
                   Counseling dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 39 to the
                   Registrant's Registration Statement on Form N-lA (File No.
                   811-7238) filed on April 14, 2006.

         (x)       Amendment to Subadvisory Agreement between SAAMCo and
                   Federated Investment Counseling dated May 1, 2004
                   (transferring subadvisory responsibilities for Federated
                   American Leaders Portfolio and Telecom Utility Portfolio to
                   Federated Equity Management Company of Pennsylvania and
                   Corporate Bond Portfolio to Federated Investment Management
                   Company). Incorporated herein by reference to Post- Effective
                   Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

         (xi)      Subadvisory Agreement between SAAMCo and Franklin Advisory
                   Services, LLC dated August 28, 2002. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (xii)     Subadvisory Agreement between SAAMCo and Goldman Sachs Asset
                   Management dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (xiii)    Assumption Agreement between Goldman Sachs & Co. and Goldman
                   Sachs Asset Management, L.P. dated March 28, 2003.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 36 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on April 14, 2005.

         (xiv)     Amendment No. 1 to Subadvisory Agreement between SAAMCo and
                   Goldman Sachs Asset Management, L.P. dated January 1, 2005.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 36 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on April 14, 2005.

         (xv)      Subadvisory Agreement between SAAMCo and Goldman Sachs Asset
                   Management International dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File
                   No. 811-7238) filed on April 15, 2004.

         (xvi)     Subadvisory Agreement between SAAMCo and J.P. Morgan
                   Investment Management Inc. dated November 1, 2005.
                   Incorporated herein by reference to Post- Effective Amendment
                   No. 39 to the Registrant's Registration Statement on Form
                   N-lA (File No. 811-7238) filed on April 14, 2006.

         (xvii)    Amendment to Subadvisory Agreement between SAAMCo and J.P.
                   Morgan Investment Management Inc. dated January 23, 2006.
                   Incorporated herein by reference to Post- Effective Amendment
                   No. 39 to the Registrant's Registration Statement on Form
                   N-lA (File No. 811-7238) filed on April 14, 2006.

         (xviii)   Subadvisory Agreement between SAAMCo and Marsico Capital
                   Management, LLC dated January 1, 2002. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (xix)     Subadvisory Agreement between SAAMCo and Massachusetts
                   Financial Services Company dated January 1, 1999.
                   Incorporated herein by reference to Registrant's Form N-14 filed on August 21, 2003.

         (xx)      Subadvisory Agreement between SAAMCo and Morgan Stanley Dean
                   Witter Investment Management dated May 1, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File
                   No. 811-7238) filed on April 15, 2004.

         (xxi)     Amendment No. 1 to Subadvisory Agreement between SAAMCo and
                   Morgan Stanley Investment Management Inc. dated January 1,
                   2005. Incorporated herein by reference to Post-Effective
                   Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 14, 2005.

         (xxii)    Amendment No. 2 to Subadvisory Agreement between SAAMCo and
                   Morgan Stanley Investment Management Inc. dated October 3,
                   2005. Incorporated herein by reference to Post- Effective
                   Amendment No. 39 to the Registrant's Registration Statement on Form N-lA (File No. 811-7238) filed on April 14, 2006.

         (xxiii)   Amendment No. 3 to Subadvisory Agreement between SAAMCo and
                   Morgan Stanley Investment Management Inc. dated November 1,
                   2005. Incorporated herein by reference to Post- Effective
                   Amendment No. 39 to the Registrant's Registration Statement on Form N-lA (File No. 811-7238) filed on April 14, 2006.

         (xxiv)    Subadvisory Agreement between SAAMCo and Putnam Investment
                   Management, LLC dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (xxv)     Amendment to Subadvisory Agreement between SAAMCo and Putnam
                   Investment Management, LLC dated October 3, 2005.
                   Incorporated herein by reference to Post- Effective Amendment
                   No. 39 to the Registrant's Registration Statement on Form
                   N-lA (File No. 811-7238) filed on April 14, 2006.

         (xxvi)    Subadvisory Agreement between SAAMCo and Templeton Investment
                   Counsel, LLC dated August 1, 2002. Incorporated herein by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (xxvii)   Subadvisory Agreement between SAAMCo and U.S. Bancorp Piper
                   Jaffray Asset Management, Inc. dated May 1, 2001.
                   Incorporated herein by reference to Post- Effective Amendment
                   No. 35 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on April 15, 2004.


         (xxviii)  Form of Master-Feeder Addendum to Investment Advisory and
                   Management Agreement. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's
                   Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.


         (xxix)    Form of Master-Feeder Advisory Fee Waiver Agreement.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on June 16, 2006.

(e)                Distribution Agreement between the Registrant and SunAmerica
                   Capital Services, Inc dated May 21, 2002. Incorporated herein by reference to Registrant's Form N-14 filed August 21, 2003.

(f)                Inapplicable.

(g)      (i)       Master Custodian Agreement between the Registrant and
                   State Street Bank and Trust Company effective January 18,
                   2006. Incorporated herein by reference to Post- Effective
                   Amendment No. 39 to the Registrant's Registration Statement
                   on Form N-lA (File No. 811-7238) filed on April 14, 2006.

         (ii) Amendment to Master Custodian Agreement between Registrant and State Street Bank and Trust Company effective January 18,
                   2006. Incorporated herein by reference to Post- Effective
                   Amendment No. 39 to the Registrant's Registration Statement on Form N-lA (File No. 811-7238) filed on April 14, 2006.

(h)      (i)       Form of Fund Participation Agreement. Incorporated herein
                   by reference to Post- Effective Amendment No. 35 to the
                   Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

         (ii)      Form of Addendum to Fund Participation Agreement.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 27 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on July 5, 2001.

         (iii) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on May 7, 1997.

         (iv)      Form of Addendum to Fund Participation Agreement for Class A
                   Shares. Incorporated herein by reference to Post-Effective
                   Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on July 8, 2002.

         (v)       Form of Addendum to Fund Participation Agreement for Class B
                   Shares. Incorporated herein by reference to Post-Effective
                   Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on July 8, 2002.


         (vi) Form of Addendum to Fund Participation Agreement for Class 3 shares. Incorporated herein by reference to Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

         (vii)     Form of Fund Participation Agreement (Master-Feeder).
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on June 16, 2006.

         (viii)    Indemnification Agreement between Registrant and Carl D.
                   Covitz. Incorporated herein by reference to Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

         (ix)      Indemnification Agreement between Registrant and Allan L.
                   Sher. Incorporated herein by reference to Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

         (x)       Indemnification Agreement between Registrant and Gilbert T.
                   Ray. Incorporated herein by reference to Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

         (xi)      Indemnification Agreement between Registrant and Bruce G.
                   Willison. Incorporated herein by reference to Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(i)                Opinion and Consent of Counsel.*


(k)                Inapplicable.

(l)                Inapplicable.

(m)      (i)       Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares,
                   formerly Class A Shares) dated September 8, 2005.
                   Incorporated herein by reference to Post- Effective Amendment
                   No. 39 to the Registrant's Registration Statement on Form
                   N-lA (File No. 811-7238) filed on April 14, 2006.

         (ii)      Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2
                   Shares, formerly Class B Shares) dated September 8, 2005.
                   Incorporated herein by reference to Post- Effective Amendment
                   No. 39 to the Registrant's Registration Statement on Form
                   N-lA (File No. 811-7238) filed on April 14, 2006.


         (iii)     Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3
                   Shares) dated June 1, 2006. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's
                   Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.


(n) Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's
                   Registration Statement on Form N-1A (file No. 811-7238) filed on August 1, 2002.

(o)                Reserved.

(p)      (i)       Code of Ethics of AIG SunAmerica Asset Management Corp. dated
                   January 1, 2005. Incorporated herein by reference to
                   Post-Effective Amendment No. 36 to the Registrant's
                   Registration Statement on Form N-1A (File No. 811-7238) filed on April 14, 2005.

         (ii)      Code of Ethics of Alliance Capital Management, LP.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 36 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on April 14, 2005.

         (iii)     Code of Ethics of Banc of America Capital Management, Inc.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 6 to Nations Annuity Trust's Registration Statement on
                   Form N-1A (File No. 811-08481) filed October 11, 2000.

         (iv) Code of Ethics of Davis Selected Advisers, L.P. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 14, 2005.

         (v) Code of Ethics of Federated Investors, Inc. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 14, 2005.

         (vi) Code of Ethics of Franklin Advisers, Inc. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 14, 2005.

         (vii)     Code of Ethics of Goldman Sachs Asset Management and Goldman
                   Sachs Asset Management International. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed on
                   December 15, 2000.

         (viii)    Code of Ethics of J.P. Morgan Investment Management Inc.
                   Incorporated herein by reference to Post- Effective Amendment
                   No. 39 to the Registrant's Registration Statement on Form
                   N-lA (File No. 811-7238) filed on April 14, 2006.

         (ix)      Code of Ethics of Marsico Capital Management, LLC.
                   Incorporated herein by reference to Post- Effective Amendment
                   No. 35 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on April 15, 2004.

         (x)       Code of Ethics of Massachusetts Financial Services Company.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 36 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on April 14, 2005.

         (xi)      Code of Ethics of Morgan Stanley Dean Witter Investment
                   Management. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Morgan Stanley Dean
                   Witter Institutional Fund, Inc.'s Registration Statement on
                   Form N-1A (File No. 811-05624) filed May 1, 2000.

         (xii)     Code of Ethics of Putnam Investment Management, Inc.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 36 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on April 14, 2005.

         (xiii)    Code of Ethics of U.S. Bancorp Asset Management, Inc.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 36 to the Registrant's Registration Statement on Form
                   N-1A (File No. 811-7238) filed on April 14, 2005.


         (xiv)     Code of Ethics of American Funds.*

         (xv)      Code of Ethics of The Capital Group Companies, Inc.*



(q)                Power of Attorney.*



----------
*        Filed herewith.




ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

         No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is owned by separate accounts of AIG SunAmerica Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in the City of New York (File No. 811-7238/33-52742).

ITEM 25. INDEMNIFICATION.

         Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below: ARTICLE VI INDEMNIFICATION The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

         (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person" conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

         (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a part or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

         (c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

         (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

         (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board. (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

         (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

         (i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission (the "SEC").

         The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Trust or to any shareholder o the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Investment Adviser.

         AIG Retirement Services, Inc., the indirect parent of AIG SunAmerica Life Assurance Company, provides, without cost to the Portfolio, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorneys' fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.


         AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), the Investment Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of AIG SAAMCo on file with the SEC (File No. 801-19813) for a description of the names and employment of the directors and officers of AIG SAAMCo and other required information.

         AllianceBernstein L.P. (formerly, Alliance Capital Management L.P.), Columbia Management Advisers, LLC (formerly, Bank of America Capital Management, LLC.), Davis Selected Advisers, L.P., FAF Advisors, Inc. (formerly, U.S. Bancorp Asset Management, Inc.), Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Franklin Advisory Services, LLC, Goldman Sachs Asset Management LP, Goldman Sachs Asset Management International, J.P. Morgan Investment Management Inc., Marsico Capital Management, LLC, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Putnam Investment Management, LLC, Templeton Investment Counsel, LLC and the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of AllianceBernstein L.P., Columbia Management Advisers, LLC, Davis Selected Advisers, L.P., FAF Advisors, Inc., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Franklin Advisory Services, LLC, Goldman Sachs Asset Management LP, Goldman Sachs Asset Management International, J.P. Morgan Investment Management Inc., Marsico Capital Management, LLC, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Putnam Investment Management, LLC, Templeton Investment Counsel, LLC and other required information:

                                                                     File No.
                                                                    ----------
AIG SunAmerica Asset Management Corp.                               801-19813
AllianceBernstein L.P.                                              801-56720
Columbia Management Advisers, LLC                                   801-50372
Davis Selected Adviser, L.P.                                        801-31648
FAF Advisers, Inc.                                                  801-60125
Federated Equity Management Company of Pennsylvania                 801-62501
Federated Investment Management Company                             801-34612

Franklin Advisory Services, LLC                                     801-51967
Goldman Sachs Asset Management LP.                                  801-37591
Goldman Sachs Asset Management International                        801-38157
J.P. Morgan Investment Management Inc.                              801-21011
Marsico Capital Management, LLC                                     801-54914
Massachusetts Financial Services Company                            801-17352
Morgan Stanley Investment Management Inc.                           801-15757
Putnam Investment Management, LLC                                   801-7974
Templeton Investment Counsel, LLC                                   801-15125

ITEM 27. PRINCIPAL UNDERWRITERS.

         AIG SunAmerica Capital Services, Inc. serves as Principal Underwriter for the Trust.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

            AIG SunAmerica Asset Management Corp. is located at The Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey, 07311.

            AllianceBernstein L.P. is located at 1345 Avenue of the Americas, New York, New York, 10105.

            Columbia Management Advisers, LLC. Is located at the 100 Federal Street, Boston, Massachusetts 02110.

            Davis Selected Advisers, L.P. is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona, 85706.

            FAF Advisors, Inc. is located at 800 Nicollet Mall, Minneapolis, Minnesota 55402.

            Federated Equity Management Company of Pennsylvania is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania, 15222-3779.

            Federated Investment Management Company is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania, 15222-3779.

            Franklin Advisory Services, LLC is located at One Parker Plaza, Fort Lee, New Jersey, 07024.

            Goldman Sachs Asset Management LP is located at 32 Old Slip, New York, New York, 10005.

            Goldman Sachs Asset Management International is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD, England.

            J.P. Morgan Investment Management Inc. is located at 245 Park Avenue, 3rd Floor, New York, New York 10167.

            Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300 Denver, Colorado, 80202.

            Massachusetts Financial Services Company is located at 500 Boylson Street, Boston, Massachusetts, 02116.

            Morgan Stanley Investment Management Inc. is located at 1221 Avenue of the Americas, New York, New York, 10020.

            Putnam Investment Management, LLC., is located at One Post Office Square, Boston, Massachusetts, 02109.

            Templeton Investment Counsel, LLC is located at 500 E. Broward Boulevard, Suite 2100, Fort Lauderdale, Florida, 33394.

            Each of the Investment Adviser and Subadvisers maintain the book, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 29. MANAGEMENT SERVICES.

         Inapplicable.

ITEM 30. UNDERTAKINGS.

         Inapplicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 31st day of August, 2006.


                                  SUNAMERICA SERIES TRUST
                                  (Registrant)

                                   BY: /S/ VINCENT M. MARRA
                                       ---------------------------------
                                   Vincent M. Marra
                                   President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


        Signature                                         Title                          Date
---------------------------                -------------------------------------   ---------------
/s/ VINCENT M. MARRA                       President (Principal Executive          August 31, 2006
---------------------------                Officer)
(Vincent M. Marra)

/s/ DONNA M. HANDEL                        Vice President, Treasurer and           August 31, 2006
---------------------------                Controller (Principal Financial and
(Donna M. Handel)                          Accounting Officer)

/s/ * JANA W. GREER                        Trustee and Chair                       August 31, 2006
---------------------------
(Jana W. Greer)

/s/ *ALLAN L. SHER                         Trustee                                 August 31, 2006
---------------------------
(Allan L. Sher)

/s/ * BRUCE G. WILLISON                    Trustee                                 August 31, 2006
---------------------------
(Bruce G. Willison)

/s/ * CARL D. COVITZ                       Trustee                                 August 31, 2006
---------------------------
(Carl D. Covitz)

/s/ * GILBERT T. RAY                       Trustee                                 August 31, 2006
---------------------------
(Gilbert T. Ray)

* By:  /s/ NORI L. GABERT                                                          August 31, 2006
       --------------------
       (Nori L. Gabert)
        Attorney-in-Fact

EXHIBIT LIST


EXHIBIT         ITEM
23(i)           Opinion and Consent of Counsel.

23(p) (xiv)     Code of Ethics of American Funds.

23 p (xv)       Code of Ethics of The Capital Group Companies, Inc.

23(q)           Power of Attorney.